UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%                    8,400    24/7 Real Media, Inc. (a)                                 $      71,736
                                               5,600    Advo, Inc.                                                      156,688
                                              13,400    aQuantive, Inc. (a)                                             316,508
                                               8,100    Catalina Marketing Corp.                                        222,750
                                               5,100    inVentiv Health, Inc. (a)                                       163,353
                                               4,000    Marchex, Inc. Class B (a)                                        61,360
                                               8,400    Valassis Communications, Inc. (a)                               148,260
                                              16,630    ValueClick, Inc. (a)                                            308,320
                                                                                                                  -------------
                                                                                                                      1,448,975
-------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                               2,200    Argon ST, Inc. (a)                                               52,734
                                               7,700    Curtiss-Wright Corp.                                            233,695
                                               3,600    Heico Corp.                                                     123,480
                                               3,300    K&F Industries Holdings, Inc. (a)                                61,974
                                               2,500    Ladish Co., Inc. (a)                                             72,200
                                               1,800    MTC Technologies, Inc. (a)                                       43,272
                                               6,500    Moog, Inc. Class A (a)                                          225,290
                                               9,700    Orbital Sciences Corp. (a)                                      182,069
                                               6,000    Teledyne Technologies, Inc. (a)                                 237,600
                                               1,600    TransDigm Group, Inc. (a)                                        39,072
                                               1,700    United Industrial Corp.                                          90,950
                                                                                                                  -------------
                                                                                                                      1,362,336
-------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.2%           700    Alico, Inc.                                                      40,957
                                               2,200    The Andersons, Inc.                                              75,130
                                               6,200    Delta & Pine Land Co.                                           251,100
                                               9,000    Gold Kist, Inc. (a)                                             187,560
                                                                                                                  -------------
                                                                                                                        554,747
-------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                           6,400    AAR Corp. (a)                                                   152,576
                                              10,100    ABX Air, Inc. (a)                                                56,762
                                              15,900    AirTran Holdings, Inc. (a)                                      157,728
                                               7,000    Alaska Air Group, Inc. (a)                                      266,280
                                               3,500    Atlas Air Worldwide Holdings, Inc. (a)                          152,320
                                               4,100    Bristow Group, Inc. (a)                                         141,040
                                               5,500    EGL, Inc. (a)                                                   200,420
                                               8,600    ExpressJet Holdings, Inc. (a)                                    56,846
                                               6,300    Frontier Airlines Holdings, Inc. (a)                             51,975
                                              30,500    JetBlue Airways Corp. (a)                                       282,735
                                               6,300    Mesa Air Group, Inc. (a)                                         48,888
                                               2,400    PHI, Inc. (a)                                                    73,128
                                               5,700    Republic Airways Holdings, Inc. (a)                              88,464
                                              11,200    Skywest, Inc.                                                   274,624
                                                                                                                  -------------
                                                                                                                      2,003,786
-------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                                5,500    Aleris International, Inc. (a)                                  277,970
                                               4,100    Century Aluminum Co. (a)                                        137,965
                                                                                                                  -------------
                                                                                                                        415,935
-------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                3,800    Aftermarket Technology Corp. (a)                                 67,488
                                               3,700    Commercial Vehicle Group, Inc. (a)                               71,262
                                               2,800    Keystone Automotive Industries, Inc. (a)                        106,456
                                               4,000    Superior Industries International, Inc.                          67,160
                                                                                                                  -------------
                                                                                                                        312,366
-------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.4%          9,100    American Axle & Manufacturing Holdings, Inc.                    151,879

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                              12,400    ArvinMeritor, Inc.                                        $     176,576
                                               1,950    Fuel Systems Solutions, Inc. (a)                                 24,804
                                              11,800    Lear Corp.                                                      244,260
                                               2,750    Noble International Ltd.                                         34,402
                                               7,500    Quantum Fuel Systems Technologies Worldwide, Inc. (a)            14,850
                                               1,300    Sauer-Danfoss, Inc.                                              31,174
                                               7,900    Tenneco, Inc. (a)                                               184,781
                                              22,400    Visteon Corp. (a)                                               182,560
                                                                                                                  -------------
                                                                                                                      1,045,286
-------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.2%                    3,300    Accuride Corp. (a)                                               36,333
                                               1,500    Miller Industries, Inc. (a)                                      27,405
                                               5,900    Modine Manufacturing Co.                                        143,547
                                              10,900    Navistar International Corp. (a)                                281,438
                                               5,500    Wabash National Corp.                                            75,295
                                                                                                                  -------------
                                                                                                                        564,018
-------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                    5,100    Signature Bank (a)                                              157,743
-------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 6.9%            2,200    1st Source Corp.                                                 64,944
                                               2,600    Alabama National Bancorp.                                       177,450
                                               3,800    Amcore Financial, Inc.                                          115,102
                                               2,900    AmericanWest Bancorp                                             61,625
                                               2,900    Ameris Bancorp                                                   78,909
                                               1,591    Arrow Financial Corp.                                            40,357
                                               1,100    BancTrust Financial Group, Inc.                                  30,679
                                               1,200    Bancfirst Corp.                                                  56,064
                                               2,000    The Bancorp, Inc. (a)                                            50,980
                                               3,875    Bank of Granite Corp.                                            67,929
                                               2,100    Bank of the Ozarks, Inc.                                         71,127
                                               4,300    BankFinancial Corp.                                              75,207
                                               2,100    Banner Corp.                                                     86,184
                                               6,200    Boston Private Financial Holdings, Inc.                         172,856
                                              10,675    CVB Financial Corp.                                             157,670
                                               2,700    Cadence Financial Corp.                                          54,729
                                               1,100    Camden National Corp.                                            44,220
                                               2,200    Capital City Bank Group, Inc.                                    68,420
                                               2,100    Capital Corp. of the West                                        65,142
                                               2,400    Capitol Bancorp Ltd.                                            106,800
                                               5,800    Cardinal Financial Corp.                                         63,568
                                               4,000    Cascade Bancorp                                                 149,840
                                               9,000    Cathay General Bancorp                                          324,900
                                              10,400    Centennial Bank Holdings, Inc. (a)                              100,672
                                               2,100    Center Financial Corp.                                           49,938
                                                 800    Centerstate Banks of Florida, Inc.                               16,080
                                               5,300    Central Pacific Financial Corp.                                 193,874
                                               4,400    Chemical Financial Corp.                                        130,592
                                               8,200    Chittenden Corp.                                                235,258
                                               7,500    Citizens Banking Corp.                                          196,950
                                               3,100    City Holding Co.                                                123,597
                                               1,400    CityBank                                                         65,758
                                                 500    Clifton Savings Bancorp, Inc.                                     5,610
                                               2,600    CoBiz, Inc.                                                      59,436

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               1,200    Columbia Bancorp                                          $      29,508
                                               2,800    Columbia Banking System, Inc.                                    89,628
                                               1,100    Community Bancorp (a)                                            33,561
                                               1,400    Community Bancorp Inc.                                           57,232
                                               5,200    Community Bank System, Inc.                                     115,232
                                               4,230    Community Banks, Inc.                                           113,364
                                               2,600    Community Trust Bancorp, Inc.                                    97,890
                                               6,900    Corus Bankshares, Inc.                                          154,284
                                              15,700    Doral Financial Corp.                                           103,463
                                               2,000    Enterprise Financial Services Corp.                              61,720
                                                 900    FNB Corp.                                                        32,409
                                                 700    Farmers Capital Bank Corp.                                       23,702
                                              12,300    First BanCorp                                                   136,038
                                               1,400    First Bancorp                                                    28,532
                                               2,200    First Busey Corp.                                                49,962
                                               5,500    First Charter Corp.                                             132,330
                                              12,400    First Commonwealth Financial Corp.                              161,572
                                               3,400    First Community Bancorp, Inc.                                   190,230
                                               2,200    First Community Bancshares, Inc.                                 73,414
                                               5,900    First Financial Bancorp                                          93,869
                                               3,600    First Financial Bankshares, Inc.                                137,340
                                               3,100    First Financial Corp.                                            98,921
                                               3,200    First Merchants Corp.                                            75,680
                                               8,800    First Midwest Bancorp, Inc.                                     333,432
                                               2,100    First Regional Bancorp (a)                                       71,547
                                               1,950    First South Bancorp, Inc.                                        59,651
                                               3,100    First State Bancorp.                                             80,507
                                              14,000    FirstMerit Corp.                                                324,380
                                               2,000    Flag Financial Corp.                                             50,080
                                               4,100    Franklin Bank Corp. (a)                                          81,508
                                               7,050    Frontier Financial Corp.                                        182,877
                                               1,800    GB&T Bancshares, Inc.                                            37,890
                                               5,700    Glacier Bancorp, Inc.                                           194,769
                                               8,800    Greater Bay Bancorp                                             248,248
                                               1,500    Greene County Bancshares, Inc.                                   54,840
                                               4,700    Hancock Holding Co.                                             251,685
                                               7,100    Hanmi Financial Corp.                                           139,160
                                               5,103    Harleysville National Corp.                                     102,570
                                               2,300    Heartland Financial USA, Inc.                                    59,064
                                               2,800    Heritage Commerce Corp.                                          64,792
                                                  26    Huntington Bancshares, Inc.                                         622
                                               6,606    Independent Bank Corp.                                          181,812
                                               3,100    Integra Bank Corp.                                               78,368
                                               3,100    Interchange Financial Services Corp.                             70,122
                                               8,206    International Bancshares Corp.                                  243,554
                                                 900    Intervest Bancshares Corp. (a)                                   39,204
                                               9,300    Investors Bancorp, Inc. (a)                                     140,337
                                               3,600    Irwin Financial Corp.                                            70,416
                                               2,730    Lakeland Bancorp, Inc.                                           38,984

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               2,700    Lakeland Financial Corp.                                  $      63,477
                                               4,177    MB Financial, Inc.                                              154,006
                                               2,200    MBT Financial Corp.                                              32,648
                                               2,455    Macatawa Bank Corp.                                              56,195
                                               3,600    MainSource Financial Group, Inc.                                 61,092
                                               1,430    Mercantile Bank Corp.                                            56,556
                                                 300    MetroCorp Bancshares, Inc.                                        6,807
                                               3,900    Mid-State Bancshares                                            106,704
                                               2,900    Midwest Banc Holdings, Inc.                                      70,818
                                               6,000    NBT Bancorp, Inc.                                               139,560
                                               3,700    Nara Bancorp, Inc.                                               67,673
                                               8,420    National Penn Bancshares, Inc.                                  165,205
                                                 945    Northern Empire Bancshares (a)                                   26,479
                                              11,800    Old National Bancorp                                            225,380
                                               2,400    Old Second Bancorp, Inc.                                         71,904
                                               2,200    Omega Financial Corp.                                            66,154
                                               3,700    Oriental Financial Group                                         44,104
                                               8,200    Pacific Capital Bancorp                                         221,154
                                               2,100    Park National Corp.                                             210,189
                                               2,500    Peoples Bancorp, Inc.                                            73,075
                                               2,700    Pinnacle Financial Partners, Inc. (a)                            96,660
                                               3,600    Piper Jaffray Cos. (a)                                          218,232
                                               2,100    Placer Sierra Bancshares                                         46,641
                                                 700    Preferred Bank                                                   41,979
                                               3,455    Premierwest Bancorp                                              55,176
                                               3,100    PrivateBancorp, Inc.                                            141,732
                                               4,500    Prosperity Bancshares, Inc.                                     153,180
                                               5,800    Provident Bankshares Corp.                                      214,890
                                               4,900    R-G Financial Corp. Class B                                      36,505
                                               2,550    Renasant Corp.                                                   71,579
                                              14,770    Republic Bancorp, Inc.                                          196,884
                                               1,820    Republic Bancorp, Inc. Class A                                   38,493
                                               4,600    S&T Bancorp, Inc.                                               149,500
                                               1,200    SCBT Financial Corp.                                             44,880
                                               6,200    SVB Financial Group (a)                                         276,768
                                               1,785    SY Bancorp, Inc.                                                 52,961
                                               2,600    Sandy Spring Bancorp, Inc.                                       91,936
                                                 200    Santander BanCorp                                                 3,778
                                               2,300    Seacoast Banking Corp. of Florida                                69,460
                                               2,100    Security Bank Corp.                                              47,481
                                               1,000    Shore Bancshares, Inc.                                           28,500
                                                 400    Sierra Bancorp                                                   12,500
                                               3,100    Simmons First National Corp. Class A                             89,931
                                                 800    Smithtown Bancorp, Inc.                                          21,592
                                               2,745    Southside Bancshares, Inc.                                       73,264
                                               2,500    Southwest Bancorp, Inc.                                          64,550
                                               1,800    State National Bancshares, Inc.                                  68,382
                                               8,000    Sterling Bancshares, Inc.                                       162,000
                                               4,500    Sterling Financial Corp.                                         98,955
                                               2,500    Suffolk Bancorp                                                  79,800

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               1,800    Summit Bancshares, Inc.                                   $      50,616
                                               3,515    Sun Bancorp, Inc. (a)                                            66,187
                                               4,200    Superior Bancorp (a)                                             48,300
                                               8,200    Susquehanna Bancshares, Inc.                                    200,408
                                                 700    Taylor Capital Group, Inc.                                       20,685
                                               4,100    Texas Capital Bancshares, Inc. (a)                               76,752
                                               8,040    Texas Regional Bancshares, Inc. Class A                         309,138
                                               1,490    Tompkins Trustco, Inc.                                           67,721
                                               2,700    Trico Bancshares                                                 66,825
                                              13,200    TrustCo Bank Corp. NY                                           143,088
                                               8,200    Trustmark Corp.                                                 257,726
                                              16,600    UCBH Holdings, Inc.                                             289,836
                                               5,600    UMB Financial Corp.                                             204,792
                                               2,575    USB Holding Co., Inc.                                            56,805
                                               9,888    Umpqua Holdings Corp.                                           282,797
                                               2,100    Union Bankshares Corp.                                           93,072
                                               6,500    United Bankshares, Inc.                                         241,930
                                               5,900    United Community Banks, Inc.                                    177,295
                                                 500    United Security Bancshares                                       11,270
                                               2,000    Univest Corp. of Pennsylvania                                    57,780
                                               2,400    Vineyard National Bancorp                                        62,304
                                               2,700    Virginia Commerce Bancorp (a)                                    59,940
                                               2,400    Virginia Financial Group, Inc.                                   65,904
                                               2,800    Washington Trust Bancorp, Inc.                                   74,228
                                               3,900    WesBanco, Inc.                                                  113,958
                                               4,200    West Bancorp., Inc.                                              71,862
                                               2,600    West Coast Bancorp                                               79,404
                                               5,500    Westamerica Bancorp.                                            277,805
                                               2,300    Western Alliance Bancorp (a)                                     75,670
                                               2,700    Wilshire Bancorp, Inc.                                           51,408
                                               4,300    Wintrust Financial Corp.                                        215,645
                                               1,700    Yardville National Bancorp                                       60,622
                                                                                                                  -------------
                                                                                                                     17,251,909
-------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%            1,600    Boston Beer Co., Inc. Class A (a)                                52,560
-------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                     800    Coca-Cola Bottling Co. Consolidated                              49,584
                                                 400    Farmer Bros. Co.                                                  8,216
                                               1,100    Green Mountain Coffee Roasters, Inc. (a)                         40,480
                                               4,100    Jones Soda Co. (a)                                               36,695
                                               1,400    National Beverage Corp.                                          16,674
                                               2,400    Peet's Coffee & Tea, Inc. (a)                                    60,024
                                                                                                                  -------------
                                                                                                                        211,673
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                       8,400    ADVENTRX Pharmaceuticals, Inc. (a)                               23,016
Production - 2.4%                             11,800    AVI BioPharma, Inc. (a)                                          42,834
                                               5,700    Acadia Pharmaceuticals, Inc. (a)                                 49,248
                                               1,800    Advanced Magnetics, Inc. (a)                                     61,380
                                               4,500    Albany Molecular Research, Inc. (a)                              42,120
                                               5,500    Alexion Pharmaceuticals, Inc. (a)                               186,890
                                               5,600    Alnylam Pharmaceuticals, Inc. (a)                                80,696
                                                 800    Altus Pharmaceuticals, Inc. (a)                                  12,776
                                               7,700    American Oriental Bioengineering, Inc. (a)                       46,816

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                              13,500    Applera Corp. - Celera Genomics Group (a)                 $     187,920
                                               8,300    Arena Pharmaceuticals, Inc. (a)                                  99,434
                                              10,800    Ariad Pharmaceuticals, Inc. (a)                                  47,088
                                               6,900    Array Biopharma, Inc. (a)                                        58,788
                                               4,600    Arthrocare Corp. (a)                                            215,556
                                               8,800    Bioenvision, Inc. (a)                                            48,488
                                               7,900    Cell Genesys, Inc. (a)                                           36,103
                                               2,800    Coley Pharmaceutical Group, Inc. (a)                             31,976
                                               4,100    Combinatorx, Inc. (a)                                            25,543
                                               4,600    Cotherix, Inc. (a)                                               32,476
                                               9,500    Cubist Pharmaceuticals, Inc. (a)                                206,530
                                               5,500    Cypress Bioscience, Inc. (a)                                     40,095
                                               3,900    Cytokinetics, Inc. (a)                                           25,077
                                               9,600    deCODE genetics, Inc. (a)                                        52,800
                                               3,100    Digene Corp. (a)                                                133,765
                                               5,300    Diversa Corp. (a)                                                42,506
                                              10,300    Encysive Pharmaceuticals, Inc. (a)                               44,290
                                               7,600    Enzon Pharmaceuticals, Inc. (a)                                  62,700
                                              14,700    Exelixis, Inc. (a)                                              128,037
                                               4,500    Genitope Corp. (a)                                               13,140
                                               1,500    Genomic Health, Inc. (a)                                         21,690
                                              22,800    Genta, Inc. (a)                                                  17,784
                                              11,500    Geron Corp. (a)                                                  72,105
                                               5,100    Hana Biosciences, Inc. (a)                                       34,986
                                              23,100    Human Genome Sciences, Inc. (a)                                 266,574
                                              11,500    ICOS Corp. (a)                                                  288,190
                                               4,100    Idenix Pharmaceuticals Inc. (a)                                  39,770
                                              14,600    Incyte Corp. (a)                                                 61,758
                                               3,300    Integra LifeSciences Holdings Corp. (a)                         123,684
                                               4,600    InterMune, Inc. (a)                                              75,532
                                               2,200    Kendle International, Inc. (a)                                   70,444
                                               2,000    Kensey Nash Corp. (a)                                            58,540
                                               7,600    Keryx Biopharmaceuticals, Inc. (a)                               89,908
                                              14,300    Lexicon Genetics, Inc. (a)                                       53,911
                                               3,900    MannKind Corp. (a)                                               74,100
                                               5,600    Martek Biosciences Corp. (a)                                    120,456
                                               4,400    Maxygen, Inc. (a)                                                36,564
                                               3,200    Metabasis Therapeutics, Inc. (a)                                 17,984
                                               3,800    Momenta Pharmaceuticals, Inc. (a)                                51,376
                                              29,700    Monogram Biosciences, Inc. (a)                                   45,441
                                               7,500    Myogen, Inc. (a)                                                263,100
                                               6,900    Myriad Genetics, Inc. (a)                                       170,085
                                               8,000    NPS Pharmaceuticals, Inc. (a)                                    30,480
                                              10,400    Nabi Biopharmaceuticals (a)                                      60,112
                                               3,800    Nastech Pharmaceutical Co., Inc. (a)                             57,988
                                               6,600    Neurocrine Biosciences, Inc. (a)                                 70,950
                                               4,400    Northfield Laboratories, Inc. (a)                                63,184
                                               9,100    Nuvelo, Inc. (a)                                                165,984
                                              10,000    OSI Pharmaceuticals, Inc. (a)                                   375,300
                                               3,100    PRA International, Inc. (a)                                      82,739
                                               8,700    Panacos Pharmaceuticals, Inc. (a)                                43,152

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                              30,700    Peregrine Pharmaceuticals, Inc. (a)                       $      38,682
                                               3,900    Progenics Pharmaceuticals, Inc. (a)                              91,494
                                               4,400    Rigel Pharmaceuticals, Inc. (a)                                  45,188
                                               7,400    Sangamo Biosciences, Inc. (a)                                    41,144
                                               9,505    Savient Pharmaceuticals, Inc. (a)                                61,878
                                               6,900    Sirna Therapeutics, Inc. (a)                                     38,433
                                               3,800    Solexa, Inc. (a)                                                 33,516
                                               4,300    Tanox, Inc. (a)                                                  50,826
                                               9,200    Telik, Inc. (a)                                                 163,668
                                               3,100    Trimeris, Inc. (a)                                               27,280
                                              11,900    Viropharma, Inc. (a)                                            144,823
                                               6,600    Zymogenetics, Inc. (a)                                          111,342
                                                                                                                  -------------
                                                                                                                      5,930,233
-------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                      1,500    Ameron International Corp.                                       99,660
                                               2,200    BlueLinx Holdings, Inc.                                          20,944
                                               5,100    Building Material Holding Corp.                                 132,702
                                               3,500    LSI Industries, Inc.                                             56,875
                                               3,600    NCI Building Systems, Inc. (a)                                  209,412
                                               6,500    Simpson Manufacturing Co., Inc.                                 175,695
                                               4,100    Texas Industries, Inc.                                          213,446
                                               2,100    Trex Co., Inc. (a)                                               50,736
                                               4,900    Watsco, Inc.                                                    225,449
                                               2,500    Zoltek Cos., Inc. (a)                                            63,875
                                                                                                                  -------------
                                                                                                                      1,248,794
-------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                        5,900    US Concrete, Inc. (a)                                            38,409
-------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%            1,200    Aaon, Inc.                                                       27,372
                                               4,800    Interline Brands, Inc. (a)                                      118,464
                                              13,600    Jacuzzi Brands, Inc. (a)                                        135,864
                                                                                                                  -------------
                                                                                                                        281,700
-------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%                 2,600    Builders FirstSource, Inc. (a)                                   39,598
                                               7,100    Comfort Systems USA, Inc.                                        81,366
                                               3,200    Drew Industries, Inc. (a)                                        80,832
                                               4,000    Goodman Global, Inc. (a)                                         53,400
                                               5,200    Griffon Corp. (a)                                               124,124
                                                                                                                  -------------
                                                                                                                        379,320
-------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%           7,700    Beacon Roofing Supply, Inc. (a)                                 155,848
                                               3,600    ElkCorp                                                          97,740
                                                                                                                  -------------
                                                                                                                        253,588
-------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%              69,100    Charter Communications, Inc. Class A (a)                        105,032
                                               5,000    Crown Media Holdings, Inc. Class A (a)                           22,450
                                              13,400    TiVo, Inc. (a)                                                  101,706
                                                                                                                  -------------
                                                                                                                        229,188
-------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.7%                      4,500    Ameristar Casinos, Inc.                                          97,695
                                               6,700    Aztar Corp. (a)                                                 355,167
                                               9,200    Bally Technologies, Inc. (a)                                    161,920
                                               3,800    Century Casinos, Inc. (a)                                        37,772
                                               1,300    Churchill Downs, Inc.                                            54,678
                                               2,550    Dover Downs Gaming & Entertainment, Inc.                         30,982

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               2,700    Isle of Capri Casinos, Inc. (a)                           $      56,862
                                               4,000    Lakes Entertainment, Inc. (a)                                    38,640
                                               4,000    MTR Gaming Group, Inc. (a)                                       37,560
                                               9,600    Magna Entertainment Corp. Class A (a)                            45,024
                                               1,600    Monarch Casino & Resort, Inc. (a)                                31,024
                                               4,800    Multimedia Games, Inc. (a)                                       43,584
                                               8,400    Pinnacle Entertainment, Inc. (a)                                236,208
                                               5,900    Progressive Gaming International Corp. (a)                       48,380
                                               1,700    Riviera Holdings Corp. (a)                                       34,731
                                               6,100    Shuffle Master, Inc. (a)                                        164,761
                                               4,900    Trump Entertainment Resorts, Inc. (a)                            83,104
                                               4,700    WMS Industries, Inc. (a)                                        137,287
                                                                                                                  -------------
                                                                                                                      1,695,379
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                               3,100    American Vanguard Corp.                                          43,400
                                               4,200    Arch Chemicals, Inc.                                            119,490
                                               2,800    Balchem Corp.                                                    55,412
                                               9,700    CF Industries Holdings, Inc.                                    165,579
                                               4,200    Cabot Microelectronics Corp. (a)                                121,044
                                               6,900    Calgon Carbon Corp. (a)                                          30,498
                                               4,700    Cambrex Corp.                                                    97,337
                                               4,600    China BAK Battery, Inc. (a)                                      30,912
                                               8,200    EnerSys (a)                                                     131,528
                                               6,900    Energy Conversion Devices, Inc. (a)                             255,576
                                               6,000    Georgia Gulf Corp.                                              164,520
                                              19,900    Hercules, Inc. (a)                                              313,823
                                               2,800    Innospec, Inc.                                                   83,160
                                               4,900    MacDermid, Inc.                                                 159,838
                                               3,600    Medis Technologies Ltd. (a)                                      88,956
                                               1,300    NL Industries, Inc.                                              12,922
                                               3,000    NewMarket Corp.                                                 174,480
                                               2,700    Nuco2, Inc. (a)                                                  72,630
                                               5,100    OM Group, Inc. (a)                                              224,094
                                               6,700    Omnova Solutions, Inc. (a)                                       28,006
                                               2,700    Pioneer Cos., Inc. (a)                                           66,177
                                              16,200    PolyOne Corp. (a)                                               134,946
                                               6,200    Rockwood Holdings, Inc. (a)                                     123,876
                                               4,900    Schulman A, Inc.                                                115,199
                                               5,200    Senomyx, Inc. (a)                                                79,924
                                               1,100    Stepan Co.                                                       32,153
                                               5,000    Tronox, Inc. Class A                                             63,750
                                               2,300    Tronox, Inc. Class B                                             29,371
                                               8,900    UAP Holding Corp.                                               190,193
                                              11,900    WR Grace & Co. (a)                                              157,794
                                                                                                                  -------------
                                                                                                                      3,366,588
-------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                    9,100    Alpha Natural Resources, Inc. (a)                               143,416
                                              19,800    International Coal Group, Inc. (a)                               83,556
                                               2,900    James River Coal Co. (a)                                         30,595
                                                 800    Westmoreland Coal Co. (a)                                        15,736
                                                                                                                  -------------
                                                                                                                        273,303
-------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%         5,300    Arbitron, Inc.                                            $     196,153
                                              81,000    CMGI, Inc. (a)                                                   85,860
                                               5,900    infoUSA, Inc.                                                    48,970
                                               4,300    LECG Corp. (a)                                                   80,668
                                               4,500    ProQuest Co. (a)                                                 58,590
                                                                                                                  -------------
                                                                                                                        470,241
-------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                 11,700    Entravision Communications Corp. Class A (a)                     87,048
                                              43,400    Gemstar-TV Guide International, Inc. (a)                        144,088
                                                                                                                  -------------
                                                                                                                        231,136
-------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.7%              68,600    3Com Corp. (a)                                                  302,526
                                              12,000    Adtran, Inc.                                                    286,080
                                               3,000    Anaren, Inc. (a)                                                 63,210
                                               5,800    Anixter International, Inc.                                     327,526
                                               9,100    Atheros Communications, Inc. (a)                                164,983
                                              28,800    Avanex Corp. (a)                                                 49,824
                                               7,600    Avocent Corp. (a)                                               228,912
                                               1,800    Bel Fuse, Inc.                                                   57,762
                                               3,100    Black Box Corp.                                                 120,652
                                              13,400    Broadwing Corp. (a)                                             169,108
                                              47,800    Brocade Communications Systems, Inc. (a)                        337,468
                                                 400    CPI International, Inc. (a)                                       5,268
                                               8,400    CSG Systems International, Inc. (a)                             222,012
                                               3,200    Carrier Access Corp. (a)                                         22,720
                                               2,900    Cbeyond Communications, Inc. (a)                                 79,605
                                               3,300    Cogent Communications Group, Inc. (a)                            38,247
                                              10,200    CommScope, Inc. (a)                                             335,172
                                               2,600    Comtech Group, Inc. (a)                                          38,922
                                               4,000    Comtech Telecommunications Corp. (a)                            133,920
                                               4,100    Digi International, Inc. (a)                                     55,350
                                               5,600    Ditech Networks, Inc. (a)                                        43,176
                                               2,400    EMS Technologies, Inc. (a)                                       45,072
                                               5,300    Echelon Corp. (a)                                                43,566
                                              20,800    Extreme Networks, Inc. (a)                                       75,504
                                              39,900    Finisar Corp. (a)                                               144,837
                                              25,600    Foundry Networks, Inc. (a)                                      336,640
                                              12,900    Harmonic, Inc. (a)                                               94,815
                                               1,900    ID Systems, Inc. (a)                                             44,897
                                               4,100    InPhonic, Inc. (a)                                               32,472
                                               4,600    Inter-Tel, Inc.                                                  99,360
                                               6,700    InterVoice, Inc. (a)                                             42,478
                                               7,400    Ixia (a)                                                         65,934
                                               8,700    j2 Global Communications, Inc. (a)                              236,379
                                               1,900    Loral Space & Communications Ltd. (a)                            50,008
                                               5,800    Netgear, Inc. (a)                                               119,422
                                               5,200    Novatel Wireless, Inc. (a)                                       50,076
                                               2,828    Oplink Communications, Inc. (a)                                  56,503
                                               9,700    Redback Networks, Inc. (a)                                      134,636
                                               7,750    Secure Computing Corp. (a)                                       49,058
                                               4,300    Sirenza Microdevices, Inc. (a)                                   33,970
                                              44,200    Sonus Networks, Inc. (a)                                        232,492
                                               3,900    Standard Microsystems Corp. (a)                                 110,838

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                              16,800    Stratex Networks, Inc. (a)                                $      74,592
                                              32,300    Sycamore Networks, Inc. (a)                                     122,094
                                               4,100    Syniverse Holdings, Inc. (a)                                     61,500
                                              36,900    TIBCO Software, Inc. (a)                                        331,362
                                               5,650    Talx Corp.                                                      138,538
                                              10,100    Tekelec (a)                                                     130,896
                                               9,400    Terremark Worldwide, Inc. (a)                                    52,170
                                               1,600    Ulticom, Inc. (a)                                                16,656
                                              21,100    Utstarcom, Inc. (a)                                             187,157
                                               3,900    Viasat, Inc. (a)                                                 97,812
                                               5,400    Vonage Holdings Corp. (a)                                        37,152
                                               7,300    WebEx Communications, Inc. (a)                                  284,846
                                              19,400    Zhone Technologies, Inc. (a)                                     20,758
                                                                                                                  -------------
                                                                                                                      6,736,933
-------------------------------------------------------------------------------------------------------------------------------
Computer Services Software &                  10,700    @Road, Inc. (a)                                                  62,488
Systems - 4.7%                                 2,500    Access Integrated Technologies, Inc. (a)                         23,675
                                              10,100    Actuate Corp. (a)                                                44,642
                                               9,900    Agile Software Corp. (a)                                         64,647
                                               4,100    Altiris, Inc. (a)                                                86,469
                                               4,600    American Reprographics Co. (a)                                  147,476
                                               2,900    Ansoft Corp. (a)                                                 72,239
                                               5,800    Ansys, Inc. (a)                                                 256,244
                                              13,000    Ariba, Inc. (a)                                                  97,370
                                              21,500    Art Technology Group, Inc. (a)                                   55,040
                                               7,900    Aspen Technology, Inc. (a)                                       86,268
                                               4,200    Audible, Inc. (a)                                                30,492
                                              32,600    BearingPoint, Inc. (a)                                          256,236
                                               7,700    Blackbaud, Inc.                                                 169,323
                                               4,900    Blackboard, Inc. (a)                                            129,850
                                               2,500    Blue Coat Systems, Inc. (a)                                      45,025
                                              13,600    Borland Software Corp. (a)                                       77,928
                                               3,500    Bottomline Technologies, Inc. (a)                                34,160
                                               5,400    CACI International, Inc. Class A (a)                            297,054
                                               2,900    COMSYS IT Partners, Inc. (a)                                     49,851
                                              14,400    Chordiant Software, Inc. (a)                                     44,208
                                               9,500    Ciber, Inc. (a)                                                  62,985
                                               1,800    Click Commerce, Inc. (a)                                         40,716
                                               5,600    Concur Technologies, Inc. (a)                                    81,480
                                               4,700    Convera Corp. (a)                                                24,863
                                               5,500    Covansys Corp. (a)                                               94,270
                                               1,600    DealerTrack Holdings, Inc. (a)                                   35,376
                                               6,500    Dendrite International, Inc. (a)                                 63,570
                                               6,900    Digital River, Inc. (a)                                         352,728
                                              15,800    Digitas, Inc. (a)                                               151,996
                                               2,600    EPIQ Systems, Inc. (a)                                           38,246
                                               3,200    eCollege.com, Inc. (a)                                           51,168
                                              10,200    Electronics for Imaging, Inc. (a)                               233,376
                                               3,700    Emageon, Inc. (a)                                                57,683
                                               9,600    Epicor Software Corp. (a)                                       125,856
                                               5,000    Equinix, Inc. (a)                                               300,500

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                              10,000    Gartner, Inc. Class A (a)                                 $     175,900
                                              10,450    Hyperion Solutions Corp. (a)                                    360,316
                                               2,200    i2 Technologies, Inc. (a)                                        41,206
                                               2,600    iGate Corp. (a)                                                  12,844
                                               3,000    Infocrossing, Inc. (a)                                           40,230
                                              15,100    Informatica Corp. (a)                                           205,209
                                               1,800    Integral Systems, Inc.                                           56,268
                                               6,900    Internet Capital Group, Inc. (a)                                 65,205
                                               6,900    Internet Security Systems, Inc. (a)                             191,544
                                               7,500    Interwoven, Inc. (a)                                             82,725
                                               5,100    JDA Software Group, Inc. (a)                                     78,642
                                               3,800    Jupitermedia Corp. (a)                                           32,908
                                               5,800    Kanbay International, Inc. (a)                                  119,248
                                               7,600    Keane, Inc. (a)                                                 109,516
                                              21,700    Lawson Software, Inc. (a)                                       157,325
                                              10,400    Lionbridge Technologies, Inc. (a)                                79,352
                                               3,500    MRO Software, Inc. (a)                                           89,845
                                               9,100    Macrovision Corp. (a)                                           215,579
                                               6,100    Magma Design Automation, Inc. (a)                                55,510
                                               4,800    Manhattan Associates, Inc. (a)                                  115,872
                                               3,200    Mantech International Corp. Class A (a)                         105,632
                                               5,100    Mapinfo Corp. (a)                                                65,433
                                              14,100    Mentor Graphics Corp. (a)                                       198,528
                                               3,700    Mercury Computer Systems, Inc. (a)                               43,845
                                               3,500    Merge Technologies, Inc. (a)                                     24,080
                                               1,800    MicroStrategy, Inc. Class A (a)                                 183,294
                                               6,800    Micros Systems, Inc. (a)                                        332,656
                                               4,500    Ness Technologies, Inc. (a)                                      60,075
                                               4,300    Netscout Systems, Inc. (a)                                       27,907
                                              22,000    Nuance Communications, Inc. (a)                                 179,740
                                              16,500    Openwave Systems, Inc. (a)                                      154,440
                                               1,900    Opnet Technologies, Inc. (a)                                     24,909
                                              14,300    Opsware, Inc. (a)                                               128,843
                                               3,500    PDF Solutions, Inc. (a)                                          38,360
                                               6,100    Packeteer, Inc. (a)                                              52,521
                                              19,520    Parametric Technology Corp. (a)                                 340,819
                                                 500    Pegasystems, Inc.                                                 4,365
                                               7,200    Progress Software Corp. (a)                                     187,200
                                                 700    QAD, Inc.                                                         5,656
                                              11,800    Quest Software, Inc. (a)                                        168,504
                                              18,800    RealNetworks, Inc. (a)                                          199,468
                                               2,600    RightNow Technologies, Inc. (a)                                  40,586
                                               6,050    SAVVIS, Inc. (a)                                                172,123
                                               2,300    SI International, Inc. (a)                                       73,554
                                               3,400    SPSS, Inc. (a)                                                   84,762
                                               6,700    SRA International, Inc. Class A (a)                             201,402
                                               5,100    SYKES Enterprises, Inc. (a)                                     103,785
                                               1,700    SYNNEX Corp. (a)                                                 39,117
                                               4,800    SafeNet, Inc. (a)                                                87,312
                                              14,200    Sapient Corp. (a)                                                77,390
                                               4,000    Sigma Designs, Inc. (a)                                          59,800

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               3,500    Smith Micro Software, Inc. (a)                            $      50,330
                                              11,300    SonicWALL, Inc. (a)                                             123,396
                                               5,100    Stellent, Inc.                                                   55,284
                                              15,800    Sybase, Inc. (a)                                                382,992
                                                 800    Syntel, Inc.                                                     18,120
                                               4,100    Taleo Corp. Class A (a)                                          41,492
                                               6,600    Transaction Systems Architects, Inc. Class A (a)                226,512
                                               7,500    Trizetto Group (a)                                              113,550
                                               6,900    Tyler Technologies, Inc. (a)                                     89,217
                                               4,200    Ultimate Software Group, Inc. (a)                                98,826
                                              11,100    VA Software Corp. (a)                                            44,622
                                               4,300    VASCO Data Security International, Inc. (a)                      44,419
                                               2,300    Verint Systems, Inc. (a)                                         69,115
                                               5,200    Vignette Corp. (a)                                               70,408
                                               9,400    webMethods, Inc. (a)                                             71,910
                                               8,400    Websense, Inc. (a)                                              181,524
                                              13,200    Wind River Systems, Inc. (a)                                    141,372
                                               5,900    Witness Systems, Inc. (a)                                       103,427
                                               8,600    Zoran Corp. (a)                                                 138,288
                                                                                                                  -------------
                                                                                                                     11,661,652
-------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.3%                    19,900    Adaptec, Inc. (a)                                                87,759
                                               6,500    Advanced Analogic Technologies, Inc. (a)                         35,685
                                              14,800    Emulex Corp. (a)                                                268,916
                                               6,300    FalconStor Software, Inc. (a)                                    48,447
                                               7,400    Filenet Corp. (a)                                               257,742
                                              49,600    Gateway, Inc. (a)                                                93,744
                                               4,500    Hutchinson Technology, Inc. (a)                                  94,635
                                               6,100    Imation Corp.                                                   244,915
                                               5,200    Intergraph Corp. (a)                                            222,976
                                               8,800    Intermec, Inc. (a)                                              231,968
                                               5,400    Komag, Inc. (a)                                                 172,584
                                              26,900    McData Corp. (a)                                                135,307
                                               4,800    Mobility Electronics, Inc. (a)                                   26,688
                                               3,500    Neoware Systems, Inc. (a)                                        47,565
                                              16,100    Palm, Inc. (a)                                                  234,416
                                              11,000    Pegasus Wireless Corp. (a)                                        6,710
                                              15,200    Perot Systems Corp. Class A (a)                                 209,608
                                              33,100    Quantum Corp. (a)                                                72,158
                                               4,900    Rackable Systems, Inc. (a)                                      134,113
                                               4,600    Radiant Systems, Inc. (a)                                        55,568
                                               3,700    Radisys Corp. (a)                                                78,625
                                              22,100    Safeguard Scientifics, Inc. (a)                                  43,316
                                               1,800    Stratasys, Inc. (a)                                              47,538
                                               4,400    Synaptics, Inc. (a)                                             107,228
                                              10,000    Trident Microsystems, Inc. (a)                                  232,600
                                                                                                                  -------------
                                                                                                                      3,190,811
-------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                            2,163    Brookfield Homes Corp.                                           60,910
                                               5,500    EMCOR Group, Inc. (a)                                           301,620

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               6,100    Granite Construction, Inc.                                $     325,435
                                               3,800    Perini Corp. (a)                                                 79,344
                                               2,000    Sterling Construction Co., Inc. (a)                              40,120
                                               5,100    Washington Group International, Inc. (a)                        300,186
                                                                                                                  -------------
                                                                                                                      1,107,615
-------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%                   26,200    CNET Networks, Inc. (a)                                         250,996
                                              51,300    Covad Communications Group, Inc. (a)                             76,437
                                               3,100    DTS, Inc. (a)                                                    65,658
                                                 800    Directed Electronics, Inc. (a)                                   12,080
                                              23,300    Earthlink, Inc. (a)                                             169,391
                                               5,500    Infospace, Inc. (a)                                             101,420
                                               5,410    Internap Network Services Corp. (a)                              82,340
                                              11,300    Ipass, Inc. (a)                                                  52,884
                                               3,300    LoJack Corp. (a)                                                 64,647
                                               6,300    Midway Games, Inc. (a)                                           55,314
                                               6,600    NIC, Inc. (a)                                                    33,990
                                               6,900    NetFlix, Inc. (a)                                               157,182
                                               2,900    Parkervision, Inc. (a)                                           21,083
                                               4,500    Sohu.com, Inc. (a)                                               99,090
                                              11,200    THQ, Inc. (a)                                                   326,704
                                              12,600    Take-Two Interactive Software, Inc. (a)                         179,676
                                              11,300    United Online, Inc.                                             137,634
                                               2,400    Universal Electronics, Inc. (a)                                  45,600
                                               3,100    WebSideStory, Inc. (a)                                           40,951
                                                                                                                  -------------
                                                                                                                      1,973,077
-------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.7%                       9,400    American Greetings Class A                                      217,328
                                               4,500    Blyth, Inc.                                                     109,485
                                               3,000    CNS, Inc.                                                        84,690
                                               1,200    CSS Industries, Inc.                                             35,664
                                               1,100    Citi Trends, Inc. (a)                                            37,961
                                               2,900    Mannatech, Inc.                                                  51,388
                                               5,600    Matthews International Corp. Class A                            206,136
                                               5,800    Nautilus, Inc.                                                   79,750
                                               4,400    Oakley, Inc.                                                     75,020
                                               9,800    Playtex Products, Inc. (a)                                      131,320
                                               3,700    RC2 Corp. (a)                                                   124,061
                                               6,400    Spectrum Brands, Inc. (a)                                        54,016
                                               6,100    The Topps Co., Inc.                                              54,656
                                              10,600    Tupperware Corp.                                                206,276
                                               1,600    USANA Health Sciences, Inc. (a)                                  71,344
                                               7,100    Yankee Candle Co., Inc.                                         207,817
                                                                                                                  -------------
                                                                                                                      1,746,912
-------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals &               6,200    Aptargroup, Inc.                                                315,456
Glass - 0.4%                                   2,900    Greif, Inc.                                                     232,319
                                               6,200    Mobile Mini, Inc. (a)                                           176,142
                                               4,100    Silgan Holdings, Inc.                                           153,996
                                                                                                                  -------------
                                                                                                                        877,913
-------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper &                1,000    AEP Industries, Inc. (a)                                         41,950
Plastic - 0.1%                                13,200    Graphic Packaging Corp. (a)                                      48,312

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               4,700    Myers Industries, Inc.                                    $      79,900
                                                                                                                  -------------
                                                                                                                        170,162
-------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                  6,500    Mueller Industries, Inc.                                        228,605
-------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.1%                               4,600    Elizabeth Arden, Inc. (a)                                        74,336
                                                 800    Inter Parfums, Inc.                                              15,232
                                              10,100    Nu Skin Enterprises, Inc. Class A                               176,952
                                               2,100    Parlux Fragrances, Inc. (a)                                      10,689
                                              27,455    Revlon, Inc. Class A (a)                                         31,024
                                                                                                                  -------------
                                                                                                                        308,233
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%         21,100    The BISYS Group, Inc. (a)                                       229,146
                                                 800    Clayton Holdings, Inc. (a)                                       10,056
                                               6,200    Euronet Worldwide, Inc. (a)                                     152,210
                                              10,100    F.N.B. Corp.                                                    168,266
                                               3,100    Greenhill & Co., Inc.                                           207,762
                                               3,100    Huron Consulting Group, Inc. (a)                                121,520
                                               4,100    Rewards Network, Inc. (a)                                        19,967
                                               8,100    USI Holdings Corp. (a)                                          109,755
                                                                                                                  -------------
                                                                                                                      1,018,682
-------------------------------------------------------------------------------------------------------------------------------
Diversified Materials &                        7,900    Acuity Brands, Inc.                                             358,660
Processing - 0.6%                              6,600    Barnes Group, Inc.                                              115,896
                                               7,900    Brady Corp.                                                     277,764
                                               9,100    Clarcor, Inc.                                                   277,459
                                              16,400    Hexcel Corp. (a)                                                232,060
                                               1,100    Koppers Holdings, Inc.                                           20,867
                                              12,700    Olin Corp.                                                      195,072
                                               6,000    Tredegar Corp.                                                  100,440
                                                                                                                  -------------
                                                                                                                      1,578,218
-------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%             8,800    Casey's General Stores, Inc.                                    195,976
                                               3,400    Great Atlantic & Pacific Tea Co.                                 81,872
                                               2,100    Ingles Markets, Inc. Class A                                     55,398
                                               5,600    Longs Drug Stores Corp.                                         257,656
                                               2,900    Nash Finch Co.                                                   68,237
                                               9,000    Pathmark Stores, Inc. (a)                                        89,550
                                               7,000    Ruddick Corp.                                                   182,210
                                               2,500    Smart & Final, Inc. (a)                                          42,675
                                               3,700    Spartan Stores, Inc.                                             62,530
                                               1,700    Weis Markets, Inc.                                               67,660
                                               5,100    Wild Oats Markets, Inc. (a)                                      82,467
                                                                                                                  -------------
                                                                                                                      1,186,231
-------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.3%                 5,425    Avanir Pharmaceuticals Class A (a)                               37,541
                                               5,300    Adams Respiratory Therapeutics, Inc. (a)                        193,927
                                               7,900    Adolor Corp. (a)                                                109,573
                                               7,100    Akorn, Inc. (a)                                                  25,631
                                              15,400    Alkermes, Inc. (a)                                              244,090
                                               7,500    Alpharma, Inc. Class A                                          175,425
                                               4,600    Anadys Pharmaceuticals, Inc. (a)                                 13,340
                                              13,700    Andrx Corp. (a)                                                 334,691
                                               6,900    Atherogenics Inc. (a)                                            90,873
                                               3,400    Auxilium Pharmaceuticals, Inc. (a)                               34,408

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               4,200    Bentley Pharmaceuticals, Inc. (a)                         $      50,400
                                               4,000    BioCryst Pharmaceuticals, Inc. (a)                               49,880
                                              15,000    BioMarin Pharmaceuticals, Inc. (a)                              213,450
                                               2,600    Bradley Pharmaceuticals, Inc. (a)                                41,392
                                               7,900    CV Therapeutics, Inc. (a)                                        88,006
                                                 700    Caraco Pharmaceutical Laboratories Ltd. (a)                       7,112
                                               3,100    Chattem, Inc. (a)                                               108,872
                                               6,000    Connetics Corp. (a)                                              65,400
                                              12,400    Dendreon Corp. (a)                                               55,428
                                               9,200    Depomed, Inc. (a)                                                37,536
                                               9,600    Durect Corp. (a)                                                 39,360
                                               4,100    Emisphere Technologies, Inc. (a)                                 34,645
                                               4,800    Enzo Biochem, Inc. (a)                                           58,512
                                               1,100    GTx, Inc. (a)                                                    10,164
                                               1,750    Hi-Tech Pharmacal Co., Inc. (a)                                  22,120
                                               8,300    Indevus Pharmaceuticals, Inc. (a)                                49,136
                                              12,700    Isis Pharmaceuticals, Inc. (a)                                   91,186
                                               6,800    KV Pharmaceutical Co. Class A (a)                               161,160
                                              13,700    MGI Pharma, Inc. (a)                                            235,777
                                              21,400    Medarex, Inc. (a)                                               229,836
                                               8,800    Medicines Co. (a)                                               198,528
                                               9,600    Medicis Pharmaceutical Corp. Class A                            310,560
                                              15,700    Nektar Therapeutics (a)                                         226,237
                                               2,800    New River Pharmaceuticals, Inc. (a)                              72,044
                                              10,700    Novavax, Inc. (a)                                                40,553
                                               4,200    Noven Pharmaceuticals, Inc. (a)                                 101,304
                                               7,300    Onyx Pharmaceuticals, Inc. (a)                                  126,217
                                               6,200    Pain Therapeutics, Inc. (a)                                      53,444
                                               6,200    Par Pharmaceutical Cos., Inc. (a)                               113,088
                                               4,000    Penwest Pharmaceuticals Co. (a)                                  66,600
                                              13,600    Perrigo Co.                                                     230,792
                                               3,200    PharmaNet Development Group, Inc. (a)                            62,176
                                               4,200    Pharmion Corp. (a)                                               90,510
                                               4,300    Pozen, Inc. (a)                                                  55,298
                                               5,600    Quidel Corp. (a)                                                 79,072
                                               8,000    Regeneron Pharmaceuticals, Inc. (a)                             125,520
                                               3,800    Renovis, Inc. (a)                                                52,288
                                               8,200    Salix Pharmaceuticals Ltd. (a)                                  111,192
                                               8,000    Santarus, Inc. (a)                                               59,360
                                               5,100    Sciele Pharma, Inc. (a)                                          96,084
                                               1,200    Somaxon Pharmaceuticals, Inc. (a)                                14,772
                                               8,600    SuperGen, Inc. (a)                                               40,076
                                               4,100    United Therapeutics Corp. (a)                                   215,414
                                              16,300    Valeant Pharmaceuticals International                           322,414
                                               3,000    Xenoport, Inc. (a)                                               61,110
                                                                                                                  -------------
                                                                                                                      5,833,524
-------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.4%                      4,900    Bright Horizons Family Solutions, Inc. (a)                      204,477
                                              15,100    Corinthian Colleges, Inc. (a)                                   163,231
                                              10,700    DeVry, Inc. (a)                                                 227,589
                                               3,000    Educate, Inc. (a)                                                23,970

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               1,200    Renaissance Learning, Inc.                                $      17,172
                                               2,500    Strayer Education, Inc.                                         270,525
                                               4,000    Universal Technical Institute, Inc. (a)                          71,560
                                                                                                                  -------------
                                                                                                                        978,524
-------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%               11,300    Benchmark Electronics, Inc. (a)                                 303,744
                                               3,400    OSI Systems, Inc. (a)                                            66,640
                                               8,000    Plexus Corp. (a)                                                153,600
                                               7,300    TTM Technologies, Inc. (a)                                       85,410
                                               4,200    Universal Display Corp. (a)                                      46,326
                                                                                                                  -------------
                                                                                                                        655,720
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                         3,600    AO Smith Corp.                                                  141,948
Components - 0.9%                              5,700    American Superconductor Corp. (a)                                52,782
                                               5,700    Baldor Electric Co.                                             175,731
                                               6,300    CTS Corp.                                                        86,814
                                               4,000    Cohu, Inc.                                                       71,320
                                               2,400    Color Kinetics, Inc. (a)                                         40,752
                                               4,000    Franklin Electric Co., Inc.                                     212,560
                                               8,900    General Cable Corp. (a)                                         340,069
                                               4,400    Genlyte Group, Inc. (a)                                         313,280
                                               3,900    Littelfuse, Inc. (a)                                            135,330
                                               6,400    MKS Instruments, Inc. (a)                                       129,984
                                               1,800    Powell Industries, Inc. (a)                                      39,834
                                              12,200    Power-One, Inc. (a)                                              88,328
                                               4,500    Sonic Solutions, Inc. (a)                                        68,580
                                              10,800    Taser International, Inc. (a)                                    82,620
                                               7,100    Technitrol, Inc.                                                211,935
                                               2,800    Triumph Group, Inc.                                             118,580
                                                                                                                  -------------
                                                                                                                      2,310,447
-------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%           800    National Presto Industries, Inc.                                 44,216
-------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.6%                            13,200    Aeroflex, Inc. (a)                                              135,696
                                               5,400    Agilysys, Inc.                                                   75,816
                                               7,400    Avid Technology, Inc. (a)                                       269,508
                                               6,800    Daktronics, Inc.                                                140,692
                                              12,100    Flir Systems, Inc. (a)                                          328,636
                                               4,100    II-VI, Inc. (a)                                                 102,172
                                              11,900    Kopin Corp. (a)                                                  39,865
                                              21,800    MRV Communications, Inc. (a)                                     60,168
                                               6,400    Methode Electronics, Inc.                                        60,864
                                               1,500    Multi-Fineline Electronix, Inc. (a)                              38,055
                                               3,500    Park Electrochemical Corp.                                      110,880
                                              12,700    Semtech Corp. (a)                                               162,052
                                               2,100    Supertex, Inc. (a)                                               81,627
                                                                                                                  -------------
                                                                                                                      1,606,031
-------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges &             4,500    Itron, Inc. (a)                                                 251,100
Meters - 0.2%                                  2,300    Measurement Specialties, Inc. (a)                                42,895
                                               2,300    Metrologic Instruments, Inc. (a)                                 41,768
                                                 700    OYO Geospace Corp. (a)                                           39,725
                                               3,200    Zygo Corp. (a)                                                   40,800
                                                                                                                  -------------
                                                                                                                        416,288
-------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.9%           11,800    Affymetrix, Inc. (a)                                      $     254,408
                                               2,400    Analogic Corp.                                                  123,168
                                               2,900    Aspect Medical Systems, Inc. (a)                                 49,503
                                               5,200    Bruker BioSciences Corp. (a)                                     36,452
                                               4,200    Candela Corp. (a)                                                45,822
                                               2,300    Datascope Corp.                                                  76,981
                                               8,600    eResearch Technology, Inc. (a)                                   69,746
                                               3,800    Greatbatch, Inc. (a)                                             85,956
                                               4,700    Haemonetics Corp. (a)                                           219,960
                                               7,500    HealthTronics, Inc. (a)                                          46,275
                                               9,350    Hologic, Inc. (a)                                               406,912
                                               7,300    Illumina, Inc. (a)                                              241,192
                                               3,800    IntraLase Corp. (a)                                              74,898
                                               5,600    Luminex Corp. (a)                                               102,088
                                               3,300    Natus Medical, Inc. (a)                                          45,045
                                               2,200    Neurometrix, Inc. (a)                                            41,822
                                               3,500    NxStage Medical, Inc. (a)                                        30,695
                                               2,900    Quality Systems, Inc.                                           112,491
                                               3,100    Sirona Dental Systems, Inc.                                     102,083
                                               6,400    TriPath Imaging, Inc. (a)                                        57,792
                                                 800    Visicu, Inc. (a)                                                  7,176
                                               1,700    Zoll Medical Corp. (a)                                           61,013
                                                                                                                  -------------
                                                                                                                      2,291,478
-------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/                  7,600    AMIS Holdings, Inc. (a)                                          72,124
Components - 1.8%                              4,500    Actel Corp. (a)                                                  69,975
                                              17,900    Amkor Technology, Inc. (a)                                       92,364
                                               8,200    Anadigics, Inc. (a)                                              58,712
                                              51,800    Applied Micro Circuits Corp. (a)                                149,702
                                              10,100    Bookham, Inc. (a)                                                32,522
                                              15,300    Cirrus Logic, Inc. (a)                                          111,537
                                              84,300    Conexant Systems, Inc. (a)                                      168,600
                                               5,300    DSP Group, Inc. (a)                                             121,105
                                               3,500    Diodes, Inc. (a)                                                151,095
                                               5,500    Exar Corp. (a)                                                   73,095
                                               2,800    Excel Technology, Inc. (a)                                       82,852
                                               8,000    Formfactor, Inc. (a)                                            337,040
                                               6,200    Genesis Microchip, Inc. (a)                                      72,974
                                               2,300    Hittite Microwave Corp. (a)                                     102,350
                                               4,500    IXYS Corp. (a)                                                   37,755
                                               3,600    Ikanos Communications, Inc. (a)                                  42,372
                                               9,700    International DisplayWorks, Inc. (a)                             61,789
                                              19,900    Lattice Semiconductor Corp. (a)                                 135,718
                                               7,500    MIPS Technologies, Inc. (a)                                      50,625
                                              12,800    Micrel, Inc. (a)                                                122,752
                                              12,400    Microsemi Corp. (a)                                             233,740
                                               9,200    Microtune, Inc. (a)                                              44,712
                                              19,200    Mindspeed Technologies, Inc. (a)                                 33,216
                                               3,500    MoSys, Inc. (a)                                                  23,555
                                               3,600    Monolithic Power Systems, Inc. (a)                               34,056
                                               2,800    Netlogic Microsystems, Inc. (a)                                  71,036

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                                 600    Nextest Systems Corp. (a)                                 $       7,896
                                              26,600    ON Semiconductor Corp. (a)                                      156,408
                                               9,300    Omnivision Technologies, Inc. (a)                               132,711
                                               4,400    PLX Technology, Inc. (a)                                         45,628
                                               6,800    Pericom Semiconductor Corp. (a)                                  66,300
                                               4,300    Portalplayer, Inc. (a)                                           48,504
                                              33,500    RF Micro Devices, Inc. (a)                                      253,930
                                              14,300    Silicon Image, Inc. (a)                                         181,896
                                              15,800    Silicon Storage Technology, Inc. (a)                             65,096
                                               9,000    Sirf Technology Holdings, Inc. (a)                              215,910
                                              28,100    Skyworks Solutions, Inc. (a)                                    145,839
                                               1,800    Sunpower Corp. Class A (a)                                       49,932
                                               8,100    Tessera Technologies, Inc. (a)                                  281,718
                                              37,600    Transmeta Corp. (a)                                              43,240
                                              28,000    Transwitch Corp. (a)                                             39,480
                                              24,400    TriQuint Semiconductor, Inc. (a)                                126,880
                                               1,600    Virage Logic Corp. (a)                                           14,576
                                               3,300    Volterra Semiconductor Corp. (a)                                 53,625
                                                                                                                  -------------
                                                                                                                      4,516,942
-------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.5%                 2,200    3D Systems Corp. (a)                                             40,348
                                               4,900    Acacia Research - Acacia Technologies (a)                        55,615
                                               1,600    American Science & Engineering, Inc. (a)                         77,632
                                               6,900    Checkpoint Systems, Inc. (a)                                    113,919
                                               5,400    Coherent, Inc. (a)                                              187,164
                                               2,700    Cubic Corp.                                                      52,866
                                               2,900    EDO Corp.                                                        66,352
                                               1,300    Eagle Test Systems, Inc. (a)                                     21,476
                                               3,400    Essex Corp. (a)                                                  59,160
                                               3,300    Gerber Scientific, Inc. (a)                                      49,434
                                               2,500    Herley Industries, Inc. (a)                                      30,950
                                               2,100    Innovative Solutions & Support, Inc. (a)                         30,513
                                               7,900    Intermagnetics General Corp. (a)                                213,695
                                               4,500    Ionatron, Inc. (a)                                               21,645
                                              15,100    Kemet Corp. (a)                                                 121,857
                                               2,500    Maxwell Technologies, Inc. (a)                                   50,850
                                               4,500    Scansource, Inc. (a)                                            136,485
                                                                                                                  -------------
                                                                                                                      1,329,961
-------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.0%                       17,900    Capstone Turbine Corp. (a)                                       25,239
                                               2,800    Metretek Technologies, Inc. (a)                                  33,432
                                              12,600    Plug Power, Inc. (a)                                             51,282
                                                                                                                  -------------
                                                                                                                        109,953
-------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%                    2,100    Alon USA Energy, Inc.                                            61,929
                                               5,930    Aventine Renewable Energy Holdings, Inc. (a)                    126,843
                                               1,500    Crosstex Energy, Inc.                                           134,355
                                               1,300    Dawson Geophysical Co. (a)                                       38,610
                                              12,500    Evergreen Energy, Inc. (a)                                      133,750
                                              11,700    Evergreen Solar, Inc. (a)                                        97,110
                                               9,300    FuelCell Energy, Inc. (a)                                        70,773
                                                 320    Markwest Hydrocarbon, Inc.                                        8,960

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               3,700    Matrix Service Co. (a)                                    $      48,433
                                               1,300    Ormat Technologies, Inc.                                         42,536
                                               3,800    Pacific Ethanol, Inc. (a)                                        53,238
                                               3,300    Penn Virginia Corp.                                             209,253
                                              24,200    Rentech, Inc. (a)                                               112,046
                                               6,800    Syntroleum Corp. (a)                                             32,572
                                               3,590    VeraSun Energy Corp. (a)                                         57,620
                                               6,200    Veritas DGC, Inc. (a)                                           408,084
                                                                                                                  -------------
                                                                                                                      1,636,112
-------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                      2,800    Clean Harbors, Inc. (a)                                         121,940
Services - 0.2%                                7,100    Dycom Industries, Inc. (a)                                      152,650
                                               1,900    ENGlobal Corp. (a)                                               11,761
                                               4,700    Infrasource Services, Inc. (a)                                   82,485
                                               2,100    Integrated Electrical Services, Inc. (a)                         33,201
                                               2,100    Layne Christensen Co. (a)                                        59,997
                                                                                                                  -------------
                                                                                                                        462,034
-------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                           2,200    Carmike Cinemas, Inc.                                            37,796
                                               3,900    Dover Motorsports, Inc.                                          21,138
                                               7,100    Gaylord Entertainment Co. (a)                                   311,335
                                              11,200    Live Nation (a)                                                 228,704
                                               2,900    Lodgenet Entertainment Corp. (a)                                 54,752
                                               2,700    Speedway Motorsports, Inc.                                       98,307
                                                                                                                  -------------
                                                                                                                        752,032
-------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                            16,600    Terra Industries, Inc. (a)                                      127,986
-------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%                       3,200    Accredited Home Lenders Holding Co. (a)                         115,008
                                               2,100    Asta Funding, Inc.                                               78,729
                                               1,500    Credit Acceptance Corp. (a)                                      44,520
                                               6,700    International Securities Exchange, Inc.                         314,163
                                               2,500    MVC Capital, Inc.                                                32,400
                                               1,600    United PanAm Financial Corp. (a)                                 24,768
                                               3,200    World Acceptance Corp. (a)                                      140,736
                                                                                                                  -------------
                                                                                                                        750,324
-------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                    11,900    Advance America, Cash Advance Centers, Inc.                     171,598
                                               2,200    Dollar Financial Corp. (a)                                       48,004
                                                 300    QC Holdings, Inc. (a)                                             3,579
                                                                                                                  -------------
                                                                                                                        223,181
-------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &           3,800    Advent Software, Inc. (a)                                       137,598
Systems - 0.9%                                   600    Cass Information Systems, Inc.                                   19,866
                                               3,600    CompuCredit Corp. (a)                                           108,756
                                               5,400    Cybersource Corp. (a)                                            63,882
                                               9,000    Deluxe Corp.                                                    153,900
                                               6,100    Digital Insight Corp. (a)                                       178,852
                                               8,200    eFunds Corp. (a)                                                198,276
                                               4,900    eSpeed, Inc. Class A (a)                                         45,080
                                               2,400    Heartland Payment Systems, Inc.                                  62,400
                                               9,400    Hypercom Corp. (a)                                               63,732
                                              14,000    Jack Henry & Associates, Inc.                                   304,780
                                               4,700    John H. Harland Co.                                             171,315
                                               5,600    Kronos, Inc. (a)                                                190,904
                                               4,000    Online Resources Corp. (a)                                       49,000

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               3,600    Open Solutions, Inc. (a)                                  $     103,716
                                               4,200    TNS, Inc. (a)                                                    63,252
                                               4,500    TradeStation Group, Inc. (a)                                     67,815
                                               7,100    Wright Express Corp. (a)                                        170,826
                                                                                                                  -------------
                                                                                                                      2,153,950
-------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%          1,800    Bankrate, Inc. (a)                                               47,808
                                               9,100    INVESTools, Inc. (a)                                             96,733
                                               6,300    Interactive Data Corp. (a)                                      125,685
                                               2,500    Morningstar, Inc. (a)                                            92,250
                                              17,500    Move, Inc. (a)                                                   85,925
                                              12,400    S1 Corp. (a)                                                     57,164
                                               4,400    TheStreet.com, Inc.                                              46,816
                                                                                                                  -------------
                                                                                                                        552,381
-------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%                 2,600    ACE Cash Express, Inc. (a)                                       77,714
                                               3,400    Advanta Corp. Class B                                           125,460
                                               2,900    Asset Acceptance Capital Corp. (a)                               47,125
                                               5,200    Cash America International, Inc.                                203,216
                                                 400    Enstar Group, Inc. (a)                                           38,216
                                               1,900    Federal Agricultural Mortgage Corp. Class B                      50,293
                                               4,800    Financial Federal Corp.                                         128,640
                                               4,900    First Cash Financial Services, Inc. (a)                         100,891
                                               5,800    Global Cash Access, Inc. (a)                                     87,522
                                               4,900    Harris & Harris Group, Inc.                                      60,172
                                               3,000    LandAmerica Financial Group, Inc.                               197,370
                                               3,900    Medallion Financial Corp.                                        43,017
                                               2,800    Portfolio Recovery Associates, Inc. (a)                         122,836
                                               3,100    Sanders Morris Harris Group, Inc.                                38,781
                                              10,600    Sotheby's Holdings Inc. Class A                                 341,744
                                               3,260    Sterling Bancorp                                                 64,092
                                               3,000    Stewart Information Services Corp.                              104,310
                                               2,100    Stifel Financial Corp. (a)                                       66,654
                                               2,000    Triad Guaranty, Inc. (a)                                        102,340
                                               1,000    WSFS Financial Corp.                                             62,190
                                                 700    Wauwatosa Holdings, Inc. (a)                                     12,355
                                                                                                                  -------------
                                                                                                                      2,074,938
-------------------------------------------------------------------------------------------------------------------------------
Foods - 1.0%                                   7,400    Chiquita Brands International, Inc.                              99,012
                                               2,700    Diamond Foods, Inc.                                              38,637
                                               9,100    Flowers Foods, Inc.                                             244,608
                                               5,500    Hain Celestial Group, Inc. (a)                                  140,580
                                               2,400    J&J Snack Foods Corp.                                            74,640
                                               5,300    Lance, Inc.                                                     116,706
                                               2,400    M&F Worldwide Corp. (a)                                          35,280
                                                 200    Maui Land & Pineapple Co., Inc. (a)                               5,934
                                               2,000    Medifast, Inc (a)                                                17,360
                                               9,700    NBTY, Inc. (a)                                                  283,919
                                               6,100    Performance Food Group Co. (a)                                  171,349
                                               7,100    Pilgrim's Pride Corp.                                           194,185
                                               1,800    Premium Standard Farms, Inc.                                     34,290

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               4,600    Ralcorp Holdings, Inc. (a)                                $     221,858
                                               3,000    Sanderson Farms, Inc.                                            97,080
                                                 100    Seaboard Corp.                                                  120,500
                                               8,100    Sensient Technologies Corp.                                     158,517
                                               6,256    Tootsie Roll Industries, Inc.                                   183,363
                                               5,500    TreeHouse Foods, Inc. (a)                                       130,075
                                                                                                                  -------------
                                                                                                                      2,367,893
-------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                         1,800    Deltic Timber Corp.                                              85,788
                                               2,900    Universal Forest Products, Inc.                                 142,245
                                                                                                                  -------------
                                                                                                                        228,033
-------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%          4,500    Ennis, Inc.                                                      97,425
                                               3,100    The Standard Register Co.                                        40,920
                                                                                                                  -------------
                                                                                                                        138,345
-------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%            8,200    Alderwoods Group, Inc. (a)                                      162,606
                                              18,300    Stewart Enterprises, Inc. Class A                               107,238
                                                                                                                  -------------
                                                                                                                        269,844
-------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                   4,900    Apogee Enterprises, Inc.                                         74,529
-------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                   48,700    Coeur d'Alene Mines Corp. (a)                                   229,377
                                               3,400    Royal Gold, Inc.                                                 92,242
                                                                                                                  -------------
                                                                                                                        321,619
-------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.6%                  2,800    Capital Senior Living Corp. (a)                                  25,900
                                                 100    Emeritus Corp. (a)                                                2,155
                                               5,500    Five Star Quality Care, Inc. (a)                                 59,180
                                               3,400    Genesis HealthCare Corp. (a)                                    161,942
                                               4,880    Kindred Healthcare, Inc. (a)                                    145,082
                                               3,600    LCA-Vision, Inc.                                                148,716
                                               1,400    Medcath Corp. (a)                                                42,126
                                               1,200    National Healthcare Corp.                                        64,476
                                               9,300    Psychiatric Solutions, Inc. (a)                                 317,037
                                               2,200    Radiation Therapy Services, Inc. (a)                             64,306
                                               3,900    Res-Care, Inc. (a)                                               78,351
                                               4,100    Sun Healthcare Group, Inc. (a)                                   44,034
                                               7,800    Sunrise Senior Living, Inc. (a)                                 232,986
                                               7,800    United Surgical Partners International, Inc. (a)                193,674
                                                                                                                  -------------
                                                                                                                      1,579,965
-------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.6%         9,100    AMERIGROUP Corp. (a)                                            268,905
                                               8,100    Allscripts Healthcare Solutions, Inc. (a)                       181,845
                                               5,200    Amsurg Corp. (a)                                                115,752
                                               7,600    Centene Corp. (a)                                               124,944
                                               1,600    Computer Programs & Systems, Inc.                                52,432
                                               1,300    Corvel Corp. (a)                                                 45,604
                                               7,900    Eclipsys Corp. (a)                                              141,489
                                               3,300    Healthspring, Inc. (a)                                           63,525
                                               2,600    Horizon Health Corp. (a)                                         39,702
                                               2,100    Molina Healthcare, Inc. (a)                                      74,256
                                               4,800    Omnicell, Inc. (a)                                               85,872
                                               5,834    Per-Se Technologies, Inc. (a)                                   132,899
                                               6,000    Phase Forward, Inc. (a)                                          71,640
                                               2,300    Vital Images, Inc. (a)                                           72,634
                                                                                                                  -------------
                                                                                                                      1,471,499
-------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.5%                    2,600    Adeza Biomedical Corp. (a)                                $      42,666
                                               2,700    Alliance Imaging, Inc. (a)                                       21,087
                                               2,800    Amedisys, Inc. (a)                                              111,076
                                               7,400    Apria Healthcare Group, Inc. (a)                                146,076
                                               1,800    Bio-Reference Labs, Inc. (a)                                     40,410
                                               4,700    Gentiva Health Services, Inc. (a)                                77,268
                                               4,800    Healthcare Services Group                                       120,768
                                               6,100    Healthways, Inc. (a)                                            272,060
                                               4,500    Hythiam, Inc. (a)                                                32,490
                                               1,500    LHC Group, Inc. (a)                                              33,480
                                               3,700    Matria Healthcare, Inc. (a)                                     102,823
                                                 500    Nighthawk Radiology Holdings, Inc. (a)                            9,565
                                               6,100    Odyssey HealthCare, Inc. (a)                                     86,498
                                               3,200    Symbion, Inc. (a)                                                58,752
                                               1,800    VistaCare, Inc. Class A (a)                                      18,720
                                                                                                                  -------------
                                                                                                                      1,173,739
-------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.3%                            8,800    Hovnanian Enterprises, Inc. Class A (a)                         258,192
                                               2,900    Levitt Corp. Class A                                             34,104
                                               2,100    M/I Homes, Inc.                                                  74,235
                                               4,000    Meritage Homes Corp. (a)                                        166,440
                                                 100    Orleans Homebuilders, Inc.                                        1,173
                                               3,500    Technical Olympic USA, Inc.                                      34,405
                                               5,900    WCI Communities, Inc. (a)                                       102,896
                                                                                                                  -------------
                                                                                                                        671,445
-------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                             3,600    Lodgian, Inc. (a)                                                47,808
                                               3,800    Marcus Corp.                                                     87,286
                                               3,200    Morgans Hotel Group Co. (a)                                      40,000
                                                                                                                  -------------
                                                                                                                        175,094
-------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                   2,100    American Woodmark Corp.                                          70,749
                                               5,800    Ethan Allen Interiors, Inc.                                     201,028
                                               7,900    Furniture Brands International, Inc.                            150,416
                                               3,900    Haverty Furniture Cos., Inc.                                     62,205
                                               1,400    Hooker Furniture Corp.                                           20,524
                                               9,100    La-Z-Boy, Inc.                                                  127,036
                                               2,000    Lifetime Brands, Inc.                                            37,040
                                               3,300    Sealy Corp.                                                      43,098
                                               9,500    Select Comfort Corp. (a)                                        207,860
                                               2,100    Stanley Furniture Co., Inc.                                      44,751
                                               8,814    Tempur-Pedic International, Inc. (a)                            151,336
                                                                                                                  -------------
                                                                                                                      1,116,043
-------------------------------------------------------------------------------------------------------------------------------
Identification Control &                       6,200    Advanced Energy Industries, Inc. (a)                            105,648
Filter Devices - 0.6%                          8,400    Asyst Technologies, Inc. (a)                                     56,784
                                               2,400    Badger Meter, Inc.                                               60,456
                                               4,500    ESCO Technologies, Inc. (a)                                     207,180
                                               2,200    Flanders Corp. (a)                                               18,832
                                               1,100    The Gorman-Rupp Co.                                              35,970
                                              11,298    L-1 Identity Solutions, Inc. (a)                                147,439
                                               5,400    Mine Safety Appliances Co.                                      192,456
                                               7,200    Paxar Corp. (a)                                                 143,856

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               5,700    RAE Systems, Inc. (a)                                     $      17,385
                                               2,100    Robbins & Myers, Inc.                                            64,932
                                               5,300    Veeco Instruments, Inc. (a)                                     106,795
                                               3,500    Vicor Corp.                                                      40,390
                                               4,400    Watts Water Technologies, Inc. Class A                          139,744
                                               3,700    X-Rite, Inc.                                                     39,738
                                                                                                                  -------------
                                                                                                                      1,377,605
-------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.1%                     5,000    Smith & Wesson Holding Corp. (a)                                 69,400
                                               2,800    TAL International Group, Inc.                                    59,388
                                                                                                                  -------------
                                                                                                                        128,788
-------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                         9,800    American Equity Investment Life Holding Co.                     120,246
                                               7,250    Delphi Financial Group Class A                                  289,130
                                               1,500    Great American Financial Resources, Inc.                         31,395
                                                 300    Kansas City Life Insurance Co.                                   13,554
                                                 400    National Western Life Insurance Co. Class A                      91,956
                                              19,800    The Phoenix Cos., Inc.                                          277,200
                                               3,800    Presidential Life Corp.                                          85,006
                                               6,700    Universal American Financial Corp. (a)                          107,669
                                                                                                                  -------------
                                                                                                                      1,016,156
-------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                   5,700    Alfa Corp.                                                       98,439
                                               2,000    CNA Surety Corp. (a)                                             40,400
                                               5,600    Crawford & Co. Class B                                           38,024
                                               1,000    EMC Insurance Group, Inc.                                        28,840
                                               2,300    FBL Financial Group, Inc. Class A                                76,981
                                               4,800    HealthExtras, Inc. (a)                                          135,888
                                               6,400    Hilb Rogal & Hobbs Co.                                          272,960
                                               7,500    Horace Mann Educators Corp.                                     144,225
                                               4,400    Meadowbrook Insurance Group, Inc. (a)                            49,544
                                               1,200    Pico Holdings, Inc. (a)                                          39,060
                                               6,450    Zenith National Insurance Corp.                                 257,291
                                                                                                                  -------------
                                                                                                                      1,181,652
-------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.3%            5,700    21st Century Insurance Group                                     85,215
                                               1,300    Affirmative Insurance Holdings, Inc.                             19,045
                                               1,200    American Physicians Capital, Inc. (a)                            58,056
                                               5,500    Argonaut Group, Inc. (a)                                        170,665
                                               2,200    Baldwin & Lyons, Inc. Class B                                    53,284
                                               2,700    Bristol West Holdings, Inc.                                      39,285
                                               9,500    Commerce Group, Inc.                                            285,475
                                               1,800    Darwin Professional Underwriters, Inc. (a)                       39,978
                                               2,600    Direct General Corp.                                             34,996
                                               1,600    Donegal Group, Inc. Class A                                      32,352
                                               1,800    FPIC Insurance Group, Inc. (a)                                   71,298
                                               3,500    First Acceptance Corp. (a)                                       40,215
                                              11,600    Fremont General Corp.                                           162,284
                                               2,400    Harleysville Group, Inc.                                         83,976
                                               3,600    Infinity Property & Casualty Corp.                              148,068
                                               1,200    James River Group, Inc. (a)                                      35,220
                                               2,000    The Midland Co.                                                  86,640
                                                 500    NYMAGIC, Inc.                                                    15,850

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               2,800    National Interstate Corp.                                 $      68,880
                                               2,300    Navigators Group, Inc. (a)                                      110,423
                                               1,900    Odyssey Re Holdings Corp.                                        64,182
                                              11,200    Ohio Casualty Corp.                                             289,744
                                               7,500    PMA Capital Corp. Class A (a)                                    66,150
                                               5,500    ProAssurance Corp. (a)                                          271,040
                                               3,900    RLI Corp.                                                       198,081
                                               1,400    SCPIE Holdings, Inc. (a)                                         32,956
                                               2,500    Safety Insurance Group, Inc.                                    121,650
                                               2,800    SeaBright Insurance Holdings, Inc. (a)                           39,116
                                               4,800    Selective Insurance Group                                       252,528
                                               2,500    State Auto Financial Corp.                                       76,375
                                               3,000    Tower Group, Inc.                                               100,050
                                               3,600    United Fire & Casualty Co.                                      112,680
                                                                                                                  -------------
                                                                                                                      3,265,757
-------------------------------------------------------------------------------------------------------------------------------
Investment Management                         14,226    Apollo Investment Corp.                                         291,775
Companies - 0.6%                               8,822    Ares Capital Corp.                                              153,679
                                               4,100    Calamos Asset Management, Inc. Class A                          120,212
                                                 400    Capital Southwest Corp.                                          47,660
                                               1,900    Cohen & Steers, Inc.                                             61,484
                                               1,000    GAMCO Investors, Inc. Class A                                    38,060
                                               9,400    MCG Capital Corp.                                               153,502
                                               3,100    NGP Capital Resources Co.                                        45,229
                                               6,600    National Financial Partners Corp.                               270,798
                                               2,600    Technology Investment Capital Corp.                              38,038
                                              14,900    Waddell & Reed Financial, Inc. Class A                          368,775
                                                                                                                  -------------
                                                                                                                      1,589,212
-------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%            7,600    Fossil, Inc. (a)                                                163,704
                                               3,100    Movado Group, Inc.                                               78,802
                                                                                                                  -------------
                                                                                                                        242,506
-------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                            6,400    Bally Total Fitness Holding Corp. (a)                             9,664
                                              13,300    Callaway Golf Co.                                               174,363
                                               4,700    Great Wolf Resorts, Inc. (a)                                     56,212
                                               8,300    K2, Inc. (a)                                                     97,359
                                               5,300    Life Time Fitness, Inc. (a)                                     245,337
                                              12,400    Six Flags, Inc. (a)                                              64,852
                                               1,700    Steinway Musical Instruments, Inc. (a)                           47,600
                                               5,300    Vail Resorts, Inc. (a)                                          212,106
                                               2,500    West Marine, Inc. (a)                                            35,000
                                                                                                                  -------------
                                                                                                                        942,493
-------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                 7,850    Applied Industrial Technologies, Inc.                           191,540
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%                 1,850    Gehl Co. (a)                                                     49,543
                                               2,000    Lindsay Manufacturing Co.                                        57,500
                                                                                                                  -------------
                                                                                                                        107,043
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction &                      3,700    ASV, Inc. (a)                                                    55,167
Handling - 0.1%                                3,000    Astec Industries, Inc. (a)                                       75,750
                                               1,000    NACCO Industries, Inc. Class A                                  135,910
                                                                                                                  -------------
                                                                                                                        266,827
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                      9,000    Briggs & Stratton Corp.                                         247,950

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               3,200    Raser Techonologies, Inc. (a)                             $      17,792
                                                                                                                  -------------
                                                                                                                        265,742
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.4%         4,800    Actuant Corp. Class A                                           240,480
                                               3,200    Columbus McKinnon Corp. (a)                                      57,696
                                                 800    DXP Enterprises, Inc. (a)                                        18,712
                                               3,700    EnPro Industries, Inc. (a)                                      111,222
                                               2,400    Kadant, Inc. (a)                                                 58,944
                                               1,200    Middleby Corp. (a)                                               92,472
                                               5,200    Nordson Corp.                                                   207,272
                                               2,900    Tecumseh Products Co. Class A (a)                                44,109
                                               2,800    Tennant Co.                                                      68,152
                                               5,300    Woodward Governor Co.                                           177,762
                                                                                                                  -------------
                                                                                                                      1,076,821
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                2,000    Allis-Chalmers Energy, Inc. (a)                                  29,280
Services - 1.1%                                2,200    Basic Energy Services, Inc. (a)                                  53,680
                                               3,550    CARBO Ceramics, Inc.                                            127,906
                                               4,600    Complete Production Services, Inc. (a)                           90,804
                                               1,900    Dril-Quip, Inc. (a)                                             128,592
                                               2,100    Gulf Island Fabrication, Inc.                                    54,789
                                              17,900    Hanover Compressor Co. (a)                                      326,138
                                               4,300    Hornbeck Offshore Services, Inc. (a)                            144,050
                                               3,100    Hydril Co. (a)                                                  173,786
                                              12,400    Input/Output, Inc. (a)                                          123,132
                                               2,600    Lufkin Industries, Inc.                                         137,592
                                               2,600    NATCO Group, Inc. Class A (a)                                    74,880
                                              15,600    Newpark Resources, Inc. (a)                                      83,148
                                               8,700    Oil States International, Inc. (a)                              239,250
                                              18,900    Parker Drilling Co. (a)                                         133,812
                                               3,750    RPC, Inc.                                                        68,700
                                               6,300    Sulphco, Inc. (a)                                                39,123
                                               1,600    Superior Well Services, Inc. (a)                                 31,680
                                                 300    T-3 Energy Services Inc. (a)                                      6,021
                                               2,100    Trico Marine Services, Inc. (a)                                  70,875
                                               1,600    Union Drilling, Inc. (a)                                         17,600
                                               5,300    Universal Compression Holdings, Inc. (a)                        283,285
                                               5,200    W-H Energy Services, Inc. (a)                                   215,644
                                               1,600    Warrior Energy Service Corp. (a)                                 41,200
                                                                                                                  -------------
                                                                                                                      2,694,967
-------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.2%                    5,550    Bucyrus International, Inc.                                     235,431
                                               2,200    Cascade Corp.                                                   100,430
                                               6,100    Flow International Corp. (a)                                     79,117
                                               3,300    Semitool, Inc. (a)                                               34,122
                                               2,400    TurboChef Technologies, Inc. (a)                                 33,360
                                                                                                                  -------------
                                                                                                                        482,460
-------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                      900    Cavco Industries, Inc. (a)                                       28,359
                                              13,400    Champion Enterprises, Inc. (a)                                   92,460
                                               1,700    Palm Harbor Homes, Inc. (a)                                      25,432
                                               1,200    Skyline Corp.                                                    45,852
                                                                                                                  -------------
                                                                                                                        192,103
-------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                           8,500    Federal Signal Corp.                                      $     129,625
                                               2,200    Standex International Corp.                                      61,336
                                                                                                                  -------------
                                                                                                                        190,961
-------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments &                 3,500    Abaxis, Inc. (a)                                                 81,865
Supplies - 2.6%                                5,100    Abiomed, Inc. (a)                                                75,429
                                               9,700    Align Technology, Inc. (a)                                      110,386
                                              12,300    American Medical Systems Holdings, Inc. (a)                     226,689
                                               2,100    Angiodynamics, Inc. (a)                                          43,491
                                               4,000    Arrow International, Inc.                                       127,240
                                               3,300    Bio-Rad Laboratories, Inc. Class A (a)                          233,409
                                               3,000    Biosite, Inc. (a)                                               138,690
                                               9,500    Cepheid, Inc. (a)                                                68,590
                                               4,700    Cerus Corp. (a)                                                  26,085
                                               4,200    Conceptus, Inc. (a)                                              74,298
                                               4,900    Conmed Corp. (a)                                                103,439
                                               4,800    Conor Medsystems, Inc. (a)                                      113,136
                                               3,800    Cyberonics, Inc. (a)                                             66,614
                                               4,000    DJO, Inc. (a)                                                   166,120
                                               3,000    DexCom, Inc. (a)                                                 33,390
                                              11,000    Encore Medical Corp. (a)                                         69,300
                                               2,400    ev3, Inc. (a)                                                    40,824
                                               3,300    FoxHollow Technologies, Inc. (a)                                112,827
                                               4,100    I-Flow Corp. (a)                                                 49,282
                                               2,500    ICU Medical, Inc. (a)                                           113,700
                                               3,100    IRIS International, Inc. (a)                                     35,650
                                              11,950    Immucor, Inc. (a)                                               267,799
                                               5,400    Invacare Corp.                                                  127,008
                                               4,900    Inverness Medical Innovations, Inc. (a)                         170,324
                                               7,800    Kyphon, Inc. (a)                                                291,876
                                               1,600    Landauer, Inc.                                                   81,200
                                               5,900    Lifecell Corp. (a)                                              190,098
                                               1,200    Medical Action Industries, Inc. (a)                              32,268
                                               6,400    Mentor Corp.                                                    322,496
                                               3,650    Meridian Bioscience, Inc.                                        85,811
                                               4,800    Merit Medical Systems, Inc. (a)                                  65,184
                                               3,000    Molecular Devices Corp. (a)                                      55,470
                                                 600    Northstar Neuroscience, Inc. (a)                                  7,920
                                               5,800    NuVasive, Inc. (a)                                              116,638
                                               8,100    OraSure Technologies, Inc. (a)                                   65,124
                                               7,000    Owens & Minor, Inc.                                             230,230
                                              11,900    PSS World Medical, Inc. (a)                                     237,881
                                               3,100    Palomar Medical Technologies, Inc. (a)                          130,820
                                               4,000    PolyMedica Corp.                                                171,240
                                               2,900    SonoSite, Inc. (a)                                               82,360
                                               5,700    Spectranetic Corp (a)                                            66,690
                                               4,100    Stereotaxis, Inc. (a)                                            42,435
                                              11,900    Steris Corp.                                                    286,314
                                               2,800    SurModics, Inc. (a)                                              98,336
                                               6,100    Symmetry Medical, Inc. (a)                                       92,049
                                              12,600    ThermoGenesis Corp. (a)                                          48,510
                                               9,300    Thoratec Corp. (a)                                              145,173

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               5,100    Ventana Medical Systems, Inc. (a)                         $     208,233
                                               5,700    Viasys Healthcare, Inc. (a)                                     155,268
                                               1,200    Vital Signs, Inc.                                                67,932
                                               5,700    West Pharmaceutical Services, Inc.                              223,839
                                               6,000    Wright Medical Group, Inc. (a)                                  145,500
                                                 400    Young Innovations, Inc.                                          14,384
                                                                                                                  -------------
                                                                                                                      6,436,864
-------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%                        2,400    Air Methods Corp. (a)                                            56,640
                                               6,500    Magellan Health Services, Inc. (a)                              276,900
                                               4,600    Option Care, Inc.                                                61,594
                                               4,800    Parexel International Corp. (a)                                 158,832
                                               3,000    RehabCare Group, Inc. (a)                                        39,300
                                                                                                                  -------------
                                                                                                                        593,266
-------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                       1,100    Ampco-Pittsburgh Corp.                                           34,023
                                               2,800    CIRCOR International, Inc.                                       85,540
                                                 300    Compx International, Inc.                                         4,677
                                               2,100    Dynamic Materials Corp.                                          68,061
                                               4,100    Encore Wire Corp. (a)                                           144,689
                                               2,400    Insteel Industries, Inc.                                         47,688
                                               5,000    Kaydon Corp.                                                    185,100
                                               2,400    LB Foster Co. Class A (a)                                        38,640
                                               5,400    Lone Star Technologies, Inc. (a)                                261,252
                                               6,500    Maverick Tube Corp. (a)                                         421,395
                                               4,400    Mueller Water Products, Inc. (a)                                 64,284
                                               4,400    NN, Inc.                                                         52,052
                                               3,900    NS Group, Inc. (a)                                              251,745
                                               6,600    Quanex Corp.                                                    200,310
                                               3,600    RBC Bearings, Inc. (a)                                           86,940
                                               4,000    RTI International Metals, Inc. (a)                              174,320
                                               4,600    Ryerson, Inc.                                                   100,694
                                               3,500    Superior Essex, Inc. (a)                                        119,875
                                               3,200    Valmont Industries, Inc.                                        167,200
                                                                                                                  -------------
                                                                                                                      2,508,485
-------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.5%         1,800    AM Castle & Co.                                                  48,312
                                               3,900    AMCOL International Corp.                                        97,149
                                               3,400    Brush Engineered Materials, Inc. (a)                             84,558
                                               7,700    Cleveland-Cliffs, Inc.                                          293,447
                                               5,600    Compass Minerals International, Inc.                            158,536
                                              17,200    GrafTech International Ltd. (a)                                 100,448
                                              20,800    Hecla Mining Co. (a)                                            119,392
                                               3,500    Minerals Technologies, Inc.                                     186,900
                                               7,200    Stillwater Mining Co. (a)                                        60,480
                                                                                                                  -------------
                                                                                                                      1,149,222
-------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain                         1,700    MGP Ingredients, Inc.                                            36,159
Processing - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer              1,700    Core-Mark Holdings Co., Inc. (a)                                 53,278
Discretionary - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%          2,900    Reddy Ice Holdings, Inc.                                         70,180
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                      4,700    Ceradyne, Inc. (a)                                              193,123
Commodities - 0.2%                             5,900    Symyx Technologies, Inc. (a)                                    125,021

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               2,900    WD-40 Co.                                                 $     103,443
                                                                                                                  -------------
                                                                                                                        421,587
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                      4,800    Insituform Technologies, Inc. Class A (a)                       116,544
Processing - 0.2%                              4,600    Metal Management, Inc.                                          128,064
                                               3,100    Rogers Corp. (a)                                                191,425
                                              15,300    USEC, Inc.                                                      147,492
                                               1,700    Xerium Technologies, Inc.                                        18,836
                                                                                                                  -------------
                                                                                                                        602,361
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%        13,600    BE Aerospace, Inc. (a)                                          286,824
                                               6,700    Blount International, Inc. (a)                                   67,134
                                                                                                                  -------------
                                                                                                                        353,958
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.1%                4,100    IHS, Inc. Class A (a)                                           131,528
                                               2,000    iRobot Corp. (a)                                                 40,120
                                                                                                                  -------------
                                                                                                                        171,648
-------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.3%                  2,300    Compass Diversified Trust                                        35,190
                                               9,700    GenCorp, Inc. (a)                                               124,548
                                               2,200    GenTek Inc. (a)                                                  60,742
                                               4,200    Kaman Corp. Class A                                              75,642
                                               4,300    Lancaster Colony Corp.                                          192,468
                                               2,800    Raven Industries, Inc.                                           84,028
                                               1,200    Sequa Corp. Class A (a)                                         112,632
                                                                                                                  -------------
                                                                                                                        685,250
-------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                    7,864    ACCO Brands Corp. (a)                                           175,053
Equipment - 0.3%                              11,600    Herman Miller, Inc.                                             396,836
                                               4,300    Kimball International, Inc. Class B                              82,990
                                               5,800    Knoll, Inc.                                                     117,160
                                               5,200    Presstek, Inc. (a)                                               28,028
                                                                                                                  -------------
                                                                                                                        800,067
-------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                       4,700    Atwood Oceanics, Inc. (a)                                       211,359
                                               2,300    Bois d'Arc Energy, Inc. (a)                                      35,190
                                               3,600    Hercules Offshore, Inc. (a)                                     111,780
                                                                                                                  -------------
                                                                                                                        358,329
-------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 1.9%                    3,500    ATP Oil & Gas Corp. (a)                                         129,290
                                               1,900    Arena Resources, Inc. (a)                                        61,028
                                               3,000    Atlas America, Inc. (a)                                         128,040
                                              12,500    Aurora Oil & Gas Corp. (a)                                       38,250
                                               6,200    Berry Petroleum Co. Class A                                     174,592
                                               5,000    Bill Barrett Corp. (a)                                          122,800
                                               7,900    Brigham Exploration Co. (a)                                      53,483
                                               2,400    Bronco Drilling Co., Inc. (a)                                    42,192
                                               3,600    Callon Petroleum Co. (a)                                         48,816
                                               3,700    Carrizo Oil & Gas, Inc. (a)                                      95,423
                                                 900    Clayton Williams Energy, Inc. (a)                                27,270
                                               7,500    Comstock Resources, Inc. (a)                                    203,625
                                                 700    Delek US Holdings, Inc. (a)                                      12,950
                                               9,100    EXCO Resources, Inc. (a)                                        112,931
                                               3,000    Edge Petroleum Corp. (a)                                         49,410
                                               9,300    Encore Acquisition Co. (a)                                      226,362
                                               6,700    Energy Partners Ltd. (a)                                        165,155

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               5,100    The Exploration Co. of Delaware, Inc. (a)                 $      48,807
                                              12,800    Gasco Energy, Inc. (a)                                           34,560
                                               4,300    GeoGlobal Resources, Inc. (a)                                    25,198
                                               2,200    Goodrich Petroleum Corp. (a)                                     66,264
                                              34,000    Grey Wolf, Inc. (a)                                             227,120
                                                 900    Gulfport Energy Corp. (a)                                        10,431
                                               6,500    Harvest Natural Resources, Inc. (a)                              67,275
                                               5,100    Houston Exploration Co. (a)                                     281,265
                                              12,900    Mariner Energy, Inc. (a)                                        236,973
                                               4,300    McMoRan Exploration Co. (a)                                      76,282
                                              15,200    Meridian Resource Corp. (a)                                      46,512
                                               6,100    Parallel Petroleum Corp. (a)                                    122,366
                                              24,950    PetroHawk Energy Corp. (a)                                      258,981
                                               2,900    Petroleum Development Corp. (a)                                 115,681
                                               7,200    Petroquest Energy, Inc. (a)                                      75,096
                                               7,300    Pioneer Drilling Co. (a)                                         93,732
                                               3,400    Quest Resource Corp. (a)                                         30,192
                                               2,800    Resource America, Inc. Class A                                   58,240
                                               8,900    Rosetta Resources, Inc. (a)                                     152,813
                                               5,100    Stone Energy Corp. (a)                                          206,448
                                               5,100    Swift Energy Co. (a)                                            213,282
                                               2,100    Toreador Resources Corp. (a)                                     38,682
                                              13,700    Transmeridian Exploration, Inc. (a)                              54,115
                                               9,400    Warren Resources, Inc. (a)                                      114,492
                                               4,100    Western Refining, Inc.                                           95,284
                                               6,500    Whiting Petroleum Corp. (a)                                     260,650
                                                                                                                  -------------
                                                                                                                      4,702,358
-------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                9,300    Delta Petroleum Corp. (a)                                       209,157
                                               1,400    GMX Resources Inc. (a)                                           43,946
                                               2,600    Giant Industries, Inc. (a)                                      211,120
                                                 400    Ram Energy Resources, Inc. (a)                                    1,920
                                                                                                                  -------------
                                                                                                                        466,143
-------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.0%          10,100    Vaalco Energy, Inc. (a)                                          72,518
-------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                       7,500    Ferro Corp.                                                     133,350
                                              10,400    H.B. Fuller Co.                                                 243,776
                                                 400    Kronos Worldwide, Inc.                                           11,516
                                                                                                                  -------------
                                                                                                                        388,642
-------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                   4,700    Albany International Corp. Class A                              149,554
                                               9,800    Bowater, Inc.                                                   201,586
                                               5,900    Buckeye Technologies, Inc. (a)                                   50,150
                                               5,000    Caraustar Industries, Inc. (a)                                   39,850
                                               3,500    Chesapeake Corp.                                                 50,085
                                               4,800    Mercer International, Inc.-Sbi (a)                               45,312
                                               2,600    Neenah Paper, Inc.                                               88,998
                                               7,800    P.H. Glatfelter Co.                                             105,690
                                               5,600    Rock-Tenn Co. Class A                                           110,880
                                               7,900    Wausau Paper Corp.                                              106,650
                                                                                                                  -------------
                                                                                                                        948,755
-------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                2,400    The Lamson & Sessions Co. (a)                                    57,168

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               1,800    PW Eagle, Inc.                                            $      54,018
                                               5,600    Spartech Corp.                                                  149,912
                                                                                                                  -------------
                                                                                                                        261,098
-------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental              2,700    American Ecology Corp.                                           53,298
Services - 0.1%                                1,100    Basin Water, Inc. (a)                                             9,009
                                              14,000    Darling International, Inc. (a)                                  58,660
                                               7,400    Headwaters, Inc. (a)                                            172,790
                                               1,600    Team, Inc. (a)                                                   40,096
                                                                                                                  -------------
                                                                                                                        333,853
-------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%            5,400    Regal-Beloit Corp.                                              234,900
-------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%             5,600    Bowne & Co., Inc.                                                79,968
                                               9,300    Cenveo, Inc. (a)                                                175,026
                                               2,700    Schawk, Inc.                                                     49,194
                                                                                                                  -------------
                                                                                                                        304,188
-------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.3%         2,300    ADE Corp. (a)                                                    73,646
                                               6,600    ATMI, Inc. (a)                                                  191,862
                                              17,600    Axcelis Technologies, Inc. (a)                                  124,256
                                              13,083    Brooks Automation, Inc. (a)                                     170,733
                                               8,200    Cognex Corp.                                                    207,132
                                              17,400    Credence Systems Corp. (a)                                       49,590
                                               6,800    Cymer, Inc. (a)                                                 298,588
                                               3,500    Dionex Corp. (a)                                                178,290
                                               5,100    Electro Scientific Industries, Inc. (a)                         105,060
                                               7,000    Emcore Corp. (a)                                                 41,440
                                              24,195    Entegris, Inc. (a)                                              263,967
                                               4,500    Esterline Technologies Corp. (a)                                151,920
                                               4,200    FEI Co. (a)                                                      88,662
                                               3,700    Intevac, Inc. (a)                                                62,160
                                               9,900    Kulicke & Soffa Industries, Inc. (a)                             87,516
                                              10,700    LTX Corp. (a)                                                    53,607
                                               3,200    MTS Systems Corp.                                               103,488
                                               9,200    Mattson Technology, Inc. (a)                                     76,360
                                               3,000    Photon Dynamics, Inc. (a)                                        39,810
                                               7,300    Photronics, Inc. (a)                                            103,149
                                               2,700    Rofin-Sinar Technologies, Inc. (a)                              164,079
                                               4,313    Rudolph Technologies, Inc. (a)                                   79,057
                                               4,200    Ultratech, Inc. (a)                                              55,944
                                              10,000    Varian Semiconductor Equipment Associates, Inc. (a)             367,000
                                                                                                                  -------------
                                                                                                                      3,137,316
-------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.4%               4,200    Banta Corp.                                                     199,920
                                               2,000    Consolidated Graphics, Inc. (a)                                 120,340
                                               1,700    Courier Corp.                                                    63,138
                                               4,400    Martha Stewart Living Omnimedia, Inc. Class A                    78,144
                                               3,700    Playboy Enterprises, Inc. Class B (a)                            34,817
                                              34,700    Primedia, Inc. (a)                                               52,744
                                               2,400    Private Media Group, Inc. (a)                                     9,696
                                              16,900    The Reader's Digest Association, Inc. Class A                   219,024
                                               6,200    Scholastic Corp. (a)                                            193,130
                                                                                                                  -------------
                                                                                                                        970,953
-------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.3%                 15,900    Belo Corp. Class A                                        $     251,379
                                               7,700    Journal Communications, Inc. Class A                             86,779
                                               6,800    Journal Register Co.                                             38,556
                                               8,000    Lee Enterprises, Inc.                                           201,920
                                               3,900    Media General, Inc. Class A                                     147,108
                                              13,000    Sun-Times Media Group, Inc.                                      85,540
                                                                                                                  -------------
                                                                                                                        811,282
-------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.5%                 9,000    CKX, Inc. (a)                                                   112,050
                                               6,500    Citadel Broadcasting Corp.                                       61,100
                                               7,900    Cox Radio, Inc. Class A (a)                                     121,265
                                              15,000    Cumulus Media, Inc. Class A (a)                                 143,400
                                               6,800    Emmis Communications Corp. Class A (a)                           83,300
                                               5,600    Entercom Communications Corp.                                   141,120
                                               1,100    Fisher Communications, Inc. (a)                                  45,705
                                               7,400    Gray Television, Inc.                                            47,434
                                               4,700    Lin TV Corp. Class A (a)                                         36,566
                                               3,000    Outdoor Channel Holdings, Inc. (a)                               32,670
                                              13,300    Radio One, Inc. Class D (a)                                      83,125
                                               2,300    Salem Communications Corp. Class A                               26,013
                                               8,000    Sinclair Broadcast Group, Inc. Class A                           62,800
                                               7,700    Spanish Broadcasting System, Inc. Class A (a)                    33,649
                                              12,200    Westwood One, Inc.                                               86,376
                                               3,800    World Wrestling Entertainment, Inc.                              62,434
                                                                                                                  -------------
                                                                                                                      1,179,007
-------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                      1,300    American Railcar Industries, Inc.                                37,843
                                               2,200    Freightcar America, Inc.                                        116,600
                                               2,400    Greenbrier Cos., Inc.                                            69,624
                                               8,500    Westinghouse Air Brake Technologies Corp.                       230,605
                                                                                                                  -------------
                                                                                                                        454,672
-------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.2%                               6,200    Florida East Coast Industries, Inc.                             353,896
                                               6,350    Genesee & Wyoming, Inc. Class A (a)                             147,447
                                               6,800    RailAmerica, Inc. (a)                                            74,256
                                                                                                                  -------------
                                                                                                                        575,599
-------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                               700    AMREP Corp.                                                      34,209
                                               6,000    Affordable Residential Communities (a)                           58,140
                                               1,000    Avatar Holdings, Inc. (a)                                        59,060
                                               3,700    Bluegreen Corp. (a)                                              42,439
                                               1,800    California Coastal Communities, Inc.                             37,008
                                               1,000    Consolidated-Tomoka Land Co.                                     64,170
                                               2,400    Housevalues, Inc. (a)                                            14,016
                                               3,400    Newkirk Realty Trust, Inc.                                       56,032
                                               1,900    Tejon Ranch Co. (a)                                              80,617
                                               6,300    Trammell Crow Co. (a)                                           230,013
                                                                                                                  -------------
                                                                                                                        675,704
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                  8,200    Aames Investment Corp.                                           38,158
(REITs) - 6.7%                                 5,600    Acadia Realty Trust                                             142,800
                                               1,400    Agree Realty Corp.                                               45,990
                                                 400    Alexander's, Inc. (a)                                           124,100
                                               4,730    Alexandria Real Estate Equities, Inc.                           443,674

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               3,000    American Campus Communities, Inc.                         $      76,530
                                              22,700    American Financial Realty Trust                                 253,332
                                               7,700    American Home Mortgage Investment Corp.                         268,499
                                              10,000    Anthracite Capital, Inc.                                        128,600
                                               7,900    Anworth Mortgage Asset Corp.                                     65,965
                                               2,100    Arbor Realty Trust, Inc.                                         53,676
                                               8,500    Ashford Hospitality Trust, Inc.                                 101,405
                                              11,600    BioMed Realty Trust, Inc.                                       351,944
                                               5,800    Capital Lease Funding, Inc.                                      64,322
                                               1,700    Capital Trust, Inc.                                              69,241
                                               5,300    Cedar Shopping Centers, Inc.                                     85,701
                                               1,900    CentraCore Properties Trust                                      60,325
                                               5,900    Corporate Office Properties Trust                               264,084
                                               6,700    Cousins Properties, Inc.                                        229,207
                                              13,800    Crescent Real Estate EQT Co.                                    300,978
                                               9,100    Deerfield Triarc Capital Corp.                                  119,301
                                              11,300    DiamondRock Hospitality Co.                                     187,693
                                               3,200    Digital Realty Trust, Inc.                                      100,224
                                               3,900    Eastgroup Properties, Inc.                                      194,454
                                               4,600    Education Realty Trust, Inc.                                     67,896
                                               4,600    Entertainment Properties Trust                                  226,872
                                               9,600    Equity Inns, Inc.                                               152,832
                                               3,400    Equity Lifestyle Properties, Inc.                               155,414
                                               6,700    Equity One, Inc.                                                160,599
                                               8,200    Extra Space Storage, Inc.                                       141,942
                                              10,700    FelCor Lodging Trust, Inc.                                      214,535
                                               8,500    Fieldstone Investment Corp.                                      74,205
                                               7,900    First Industrial Realty Trust, Inc.                             347,600
                                               3,600    First Potomac Realty Trust                                      108,792
                                               8,700    Franklin Street Properties Corp.                                172,782
                                              25,800    Friedman Billings Ramsey Group, Inc. Class A                    207,174
                                               7,000    GMH Communities Trust                                            88,340
                                               3,100    Getty Realty Corp.                                               90,768
                                               5,700    Glenborough Realty Trust, Inc.                                  146,661
                                               6,400    Glimcher Realty Trust                                           158,592
                                               2,800    Gramercy Capital Corp.                                           70,588
                                               8,400    Healthcare Realty Trust, Inc.                                   322,644
                                               5,000    Heritage Property Investment Trust                              182,300
                                               4,900    Hersha Hospitality Trust                                         47,040
                                              10,500    Highland Hospitality Corp.                                      150,465
                                               9,500    Highwoods Properties, Inc.                                      353,495
                                               6,100    Home Properties, Inc.                                           348,676
                                               9,900    HomeBanc Corp.                                                   60,885
                                              13,400    IMPAC Mortgage Holdings, Inc.                                   125,558
                                              11,900    Inland Real Estate Corp.                                        208,488
                                               7,600    Innkeepers USA Trust                                            123,804
                                               8,200    Investors Real Estate Trust                                      80,032
                                               4,300    JER Investors Trust, Inc.                                        73,788
                                              14,100    KKR Financial Corp.                                             346,014
                                               5,000    Kite Realty Group Trust                                          85,200

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               4,100    LTC Properties, Inc.                                      $      99,425
                                               7,000    LaSalle Hotel Properties                                        303,380
                                               9,300    Lexington Corporate Properties Trust                            196,974
                                              14,805    Longview Fibre Co.                                              300,838
                                               6,900    Luminent Mortgage Capital, Inc.                                  71,001
                                              13,800    MFA Mortgage Investments, Inc.                                  102,810
                                               6,600    Maguire Properties, Inc.                                        268,884
                                               7,000    Medical Properties Trust, Inc.                                   93,730
                                               4,100    Mid-America Apartment Communities, Inc.                         251,002
                                               9,900    The Mills Corp.                                                 165,429
                                               5,800    MortgageIT Holdings, Inc.                                        81,664
                                               4,100    National Health Investors, Inc.                                 116,153
                                              10,200    National Retail Properties, Inc.                                220,320
                                              13,100    Nationwide Health Properties, Inc.                              350,294
                                               7,700    Newcastle Investment Corp.                                      211,057
                                               7,400    NorthStar Realty Finance Corp.                                   93,980
                                               5,800    Novastar Financial, Inc.                                        169,302
                                              10,200    Omega Healthcare Investors, Inc.                                153,102
                                               2,800    PS Business Parks, Inc.                                         168,840
                                               2,500    Parkway Properties, Inc.                                        116,225
                                               6,400    Pennsylvania Real Estate Investment Trust                       272,448
                                               7,500    Post Properties, Inc.                                           356,400
                                               6,739    Potlatch Corp.                                                  250,017
                                               4,900    RAIT Investment Trust                                           141,365
                                               3,000    Ramco-Gershenson Properties Trust                                95,850
                                              14,600    Realty Income Corp.                                             360,766
                                               3,400    Redwood Trust, Inc.                                             171,258
                                               4,600    Republic Property Trust                                          50,692
                                               1,900    Saul Centers, Inc.                                               85,500
                                               8,800    Saxon Capital, Inc.                                             123,552
                                              11,200    Senior Housing Properties Trust                                 239,008
                                               2,200    Sizeler Property Investors, Inc.                                 33,066
                                               3,100    Sovran Self Storage, Inc.                                       172,205
                                              17,000    Spirit Finance Corp.                                            197,370
                                              12,800    Strategic Hotel Capital, Inc.                                   254,464
                                               3,200    Sun Communities, Inc.                                           102,272
                                              10,200    Sunstone Hotel Investors, Inc.                                  303,144
                                               5,400    Tanger Factory Outlet Centers, Inc.                             192,348
                                               2,300    Tarragon Corp.                                                   23,943
                                              11,900    Trustreet Properties, Inc.                                      148,869
                                               8,200    U-Store-It Trust                                                175,972
                                               2,100    Universal Health Realty Income Trust                             75,285
                                               3,900    Urstadt Biddle Properties, Inc. Class A                          70,863
                                               7,400    Washington Real Estate Investment Trust                         294,520
                                               2,900    Windrose Medical Properties Trust                                51,272
                                               4,600    Winston Hotels, Inc.                                             56,672
                                               2,100    Winthrop Realty Trust, Inc.                                      13,545
                                                                                                                  -------------
                                                                                                                     16,711,260
-------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%           2,300    Arctic Cat, Inc.                                                 38,180
                                              11,100    Fleetwood Enterprises, Inc. (a)                                  74,703

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               1,600    Marine Products Corp.                                     $      15,552
                                               4,700    Monaco Coach Corp.                                               52,358
                                               7,300    Polaris Industries, Inc.                                        300,395
                                               5,700    Winnebago Industries, Inc.                                      178,866
                                                                                                                  -------------
                                                                                                                        660,054
-------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                     2,900    Electro Rent Corp. (a)                                           49,329
Commercial - 0.2%                              2,000    H&E Equipment Services, Inc. (a)                                 48,780
                                               1,600    Interpool, Inc.                                                  35,936
                                               1,600    Marlin Business Services, Inc. (a)                               33,440
                                               3,900    McGrath RentCorp                                                 99,840
                                               5,200    Williams Scotsman International, Inc. (a)                       111,072
                                                                                                                  -------------
                                                                                                                        378,397
-------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                     7,700    Aaron Rents, Inc.                                               176,946
Consumer - 0.3%                                1,800    Amerco, Inc. (a)                                                133,470
                                               4,300    Dollar Thrifty Automotive Group (a)                             191,651
                                              12,200    Rent-A-Center, Inc. (a)                                         357,338
                                                                                                                  -------------
                                                                                                                        859,405
-------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.7%                             4,500    AFC Enterprises, Inc. (a)                                        64,980
                                              13,050    Applebees International, Inc.                                   280,706
                                               2,400    BJ's Restaurants, Inc. (a)                                       52,824
                                               6,300    Bob Evans Farms, Inc.                                           190,764
                                               1,300    Buffalo Wild Wings, Inc. (a)                                     49,725
                                               5,458    CBRL Group, Inc.                                                220,667
                                               5,800    CEC Entertainment, Inc. (a)                                     182,758
                                              10,500    CKE Restaurants, Inc.                                           175,560
                                               3,500    California Pizza Kitchen, Inc. (a)                              104,755
                                               1,400    Chipotle Mexican Grill, Inc. Class A (a)                         69,538
                                               5,200    Cosi, Inc. (a)                                                   27,872
                                              16,000    Denny's Corp. (a)                                                54,400
                                               6,700    Domino's Pizza, Inc.                                            171,855
                                               3,200    IHOP Corp.                                                      148,320
                                               6,200    Jack in the Box, Inc. (a)                                       323,516
                                               9,500    Krispy Kreme Doughnuts, Inc. (a)                                 76,950
                                               2,900    Landry's Restaurants, Inc.                                       87,435
                                               2,900    Lone Star Steakhouse & Saloon, Inc.                              80,533
                                               3,800    Luby's, Inc. (a)                                                 37,506
                                               1,800    McCormick & Schmick's Seafood Restaurants, Inc. (a)              40,482
                                                 700    Morton's Restaurant Group, Inc. (a)                              10,787
                                               4,100    O'Charleys, Inc. (a)                                             77,777
                                               4,700    PF Chang's China Bistro, Inc. (a)                               163,137
                                               4,300    Papa John's International, Inc. (a)                             155,273
                                               5,900    Rare Hospitality International, Inc. (a)                        180,304
                                               2,900    Red Robin Gourmet Burgers, Inc. (a)                             133,719
                                              10,400    Ruby Tuesday, Inc.                                              293,176
                                               2,900    Ruth's Chris Steak House, Inc. (a)                               54,578
                                               7,400    Ryan's Restaurant Group, Inc. (a)                               117,438
                                              15,100    Sonic Corp. (a)                                                 341,411
                                               4,900    The Steak n Shake Co. (a)                                        82,761
                                               9,200    Texas Roadhouse, Inc. Class A (a)                               112,976

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                              10,800    Triarc Cos.                                               $     163,296
                                                                                                                  -------------
                                                                                                                      4,327,779
-------------------------------------------------------------------------------------------------------------------------------
Retail - 3.9%                                  6,000    1-800-FLOWERS.COM, Inc. Class A (a)                              31,560
                                               8,300    99 Cents Only Stores (a)                                         98,189
                                               2,700    AC Moore Arts & Crafts, Inc. (a)                                 51,381
                                               9,600    Aeropostale, Inc. (a)                                           280,608
                                               2,700    America's Car Mart, Inc. (a)                                     44,415
                                               1,700    Asbury Automotive Group, Inc.                                    35,020
                                               4,100    bebe Stores, Inc.                                               101,598
                                               4,000    Big 5 Sporting Goods Corp.                                       91,200
                                              19,800    Big Lots, Inc. (a)                                              392,238
                                              33,400    Blockbuster, Inc. Class A                                       128,256
                                               2,500    Blue Nile, Inc. (a)                                              90,875
                                               1,200    The Bon-Ton Stores, Inc.                                         35,688
                                               2,500    Books-A-Million, Inc.                                            44,625
                                              11,400    Borders Group, Inc.                                             232,560
                                               4,950    Brown Shoe Co., Inc.                                            177,408
                                               1,600    The Buckle, Inc.                                                 60,704
                                               2,500    Build-A-Bear Workshop, Inc. (a)                                  56,925
                                               7,700    CSK Auto Corp. (a)                                              108,570
                                               5,600    Cabela's, Inc. Class A (a)                                      121,688
                                               2,100    Cache, Inc. (a)                                                  37,569
                                               5,400    Casual Male Retail Group, Inc. (a)                               74,142
                                               5,400    The Cato Corp. Class A                                          118,314
                                               3,800    Central Garden and Pet Co. (a)                                  183,388
                                               2,700    Charlotte Russe Holding, Inc. (a)                                74,358
                                              21,500    Charming Shoppes, Inc. (a)                                      307,020
                                               4,000    The Children's Place Retail Stores, Inc. (a)                    256,120
                                               6,400    Christopher & Banks Corp.                                       188,672
                                               1,400    Conn's, Inc. (a)                                                 29,218
                                               3,900    Cost Plus, Inc. (a)                                              46,683
                                                 100    DEB Shops, Inc.                                                   2,564
                                               3,644    dELiA*s, Inc. (a)                                                28,059
                                               8,100    Dress Barn, Inc. (a)                                            176,742
                                              13,700    drugstore.com, Inc. (a)                                          47,265
                                               2,100    Ezcorp, Inc. (a)                                                 81,228
                                               2,300    FTD Group, Inc. (a)                                              35,535
                                               7,000    Fred's, Inc.                                                     88,340
                                               6,900    GSI Commerce, Inc. (a)                                          102,396
                                               2,800    Gaiam, Inc. (a)                                                  36,148
                                               4,100    Genesco, Inc. (a)                                               141,327
                                               8,200    Global Imaging Systems, Inc. (a)                                180,974
                                               4,400    Group 1 Automotive, Inc.                                        219,560
                                               4,600    Guitar Center, Inc. (a)                                         205,528
                                               5,800    Gymboree Corp. (a)                                              244,644
                                               7,800    HOT Topic, Inc. (a)                                              86,892
                                               6,350    Hibbett Sporting Goods, Inc. (a)                                166,243
                                               8,500    Insight Enterprises, Inc. (a)                                   175,185
                                               4,270    J Crew Group, Inc. (a)                                          128,399
                                               4,200    Jo-Ann Stores, Inc. (a)                                          70,224
                                               3,125    Jos. A. Bank Clothiers, Inc. (a)                                 93,625

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               1,100    Lawson Products, Inc.                                     $      46,112
                                               2,800    Lithia Motors, Inc. Class A                                      69,216
                                               2,900    MarineMax, Inc. (a)                                              73,805
                                               8,400    Men's Wearhouse, Inc.                                           312,564
                                               3,600    New York & Co. (a)                                               47,088
                                               2,000    Overstock.com, Inc. (a)                                          35,060
                                               9,500    PEP Boys-Manny, Moe & Jack                                      122,075
                                              12,800    Pacific Sunwear of California, Inc. (a)                         193,024
                                               4,000    The Pantry, Inc. (a)                                            225,480
                                              11,700    Payless Shoesource, Inc. (a)                                    291,330
                                               3,300    PetMed Express, Inc. (a)                                         34,452
                                              10,200    Petco Animal Supplies, Inc. (a)                                 292,128
                                              15,200    Pier 1 Imports, Inc.                                            112,784
                                               4,500    Priceline.com, Inc. (a)                                         165,555
                                                 200    Pricesmart, Inc. (a)                                              3,020
                                               5,100    Restoration Hardware, Inc. (a)                                   44,217
                                               3,500    Retail Ventures, Inc. (a)                                        53,935
                                               3,800    Rush Enterprises, Inc. Class A (a)                               63,384
                                               3,400    Russ Berrie & Co., Inc. (a)                                      51,816
                                               4,000    School Specialty, Inc. (a)                                      141,160
                                               5,300    Sonic Automotive, Inc.                                          122,377
                                               4,700    Stage Stores, Inc.                                              137,898
                                               3,300    Stamps.com, Inc. (a)                                             62,898
                                               4,600    Stein Mart, Inc.                                                 69,966
                                               3,900    Talbots, Inc.                                                   106,275
                                               5,300    Tuesday Morning Corp.                                            73,564
                                               5,900    Tween Brands, Inc. (a)                                          221,840
                                               7,400    United Natural Foods, Inc. (a)                                  229,326
                                               5,300    ValueVision Media, Inc. Class A (a)                              61,427
                                               2,200    Volcom, Inc. (a)                                                 49,588
                                              11,800    The Wet Seal, Inc. Class A (a)                                   72,452
                                               8,400    Zale Corp. (a)                                                  233,016
                                               2,500    Zumiez, Inc. (a)                                                 67,500
                                                                                                                  -------------
                                                                                                                      9,696,202
-------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.0%                          3,400    Anchor Bancorp Wisconsin, Inc.                                   97,104
                                               5,100    BFC Financial Corp. (a)                                          29,580
                                              10,700    Bank Mutual Corp.                                               129,791
                                               8,300    BankAtlantic Bancorp, Inc. Class A                              118,026
                                               5,500    BankUnited Financial Corp. Class A                              143,385
                                               2,000    Berkshire Hills Bancorp, Inc.                                    71,180
                                              10,800    Brookline Bancorp, Inc.                                         148,500
                                                 200    Charter Financial Corp.                                           7,998
                                               1,100    Citizens First Bancorp, Inc.                                     28,006
                                               2,365    Coastal Financial Corp.                                          29,775
                                               9,800    Commercial Capital Bancorp, Inc.                                156,212
                                               4,400    Dime Community Bancshares, Inc.                                  64,812
                                               3,700    Downey Financial Corp.                                          246,198
                                               4,400    Fidelity Bankshares, Inc.                                       171,644
                                               2,400    First Financial Holdings, Inc.                                   82,128

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               2,225    First Indiana Corp.                                       $      57,872
                                              19,500    First Niagara Financial Group, Inc.                             284,310
                                               2,300    First Place Financial Corp.                                      52,118
                                               3,800    First Republic Bank                                             161,728
                                               2,900    FirstFed Financial Corp. (a)                                    164,488
                                               7,100    Flagstar Bancorp, Inc.                                          103,305
                                               3,000    Flushing Financial Corp.                                         52,500
                                               2,200    Great Southern Bancorp, Inc.                                     61,820
                                               4,200    Harbor Florida Bancshares, Inc.                                 186,102
                                               2,200    Horizon Financial Corp.                                          65,692
                                               1,700    IBERIABANK Corp.                                                103,700
                                               1,300    ITLA Capital Corp.                                               69,888
                                               5,100    KNBT Bancorp, Inc.                                               82,008
                                               3,800    Kearny Financial Corp.                                           57,684
                                               5,900    MAF Bancorp, Inc.                                               243,611
                                                 100    NASB Financial, Inc.                                              3,979
                                               8,000    Netbank, Inc.                                                    48,400
                                              19,300    NewAlliance Bancshares, Inc.                                    282,745
                                               3,300    Northwest Bancorp, Inc.                                          84,150
                                               1,100    OceanFirst Financial Corp.                                       23,595
                                               6,000    Ocwen Financial Corp. (a)                                        89,400
                                               4,300    PFF Bancorp, Inc.                                               159,272
                                               8,400    Partners Trust Financial Group, Inc.                             89,964
                                               2,200    Pennfed Financial Services, Inc.                                 36,894
                                              11,900    Provident Financial Services, Inc.                              220,269
                                               7,400    Provident New York Bancorp                                      101,232
                                               2,400    Rockville Financial, Inc.                                        34,776
                                               6,200    Sterling Financial Corp.                                        201,066
                                               2,200    Texas United Bancshares, Inc.                                    72,578
                                               3,200    TierOne Corp.                                                   108,576
                                               6,400    United Community Financial Corp.                                 78,848
                                              19,000    W Holding Co., Inc.                                             112,290
                                               2,000    Willow Grove Bancorp, Inc.                                       31,320
                                                                                                                  -------------
                                                                                                                      5,050,519
-------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment &                         7,100    Newport Corp. (a)                                               115,730
Suppliers - 0.1%                               5,400    Varian, Inc. (a)                                                247,698
                                                                                                                  -------------
                                                                                                                        363,428
-------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.5%         9,100    CharterMac                                                      181,636
                                               2,100    GFI Group, Inc. (a)                                             116,109
                                               3,100    Gladstone Investment Corp.                                       45,260
                                              18,300    Knight Capital Group, Inc. Class A (a)                          333,060
                                               9,300    LaBranche & Co., Inc. (a)                                        96,441
                                               5,400    MarketAxess Holdings, Inc. (a)                                   56,538
                                               6,200    NCO Group, Inc. (a)                                             162,564
                                               3,600    optionsXpress Holdings, Inc.                                    100,368
                                               1,300    Penson Worldwide, Inc. (a)                                       23,335
                                               2,800    SWS Group, Inc.                                                  69,692
                                               1,200    Thomas Weisel Partners Group, Inc. (a)                           19,260
                                                                                                                  -------------
                                                                                                                      1,204,263
-------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.1%                    7,700    ABM Industries, Inc.                                      $     144,452
                                               5,700    AMN Healthcare Services, Inc. (a)                               135,375
                                               4,000    Administaff, Inc.                                               134,800
                                               3,300    The Advisory Board Co. (a)                                      166,716
                                               3,600    Ambassadors Group, Inc.                                         101,808
                                                 800    Ambassadors International, Inc.                                  25,272
                                                 600    Barrett Business Services (a)                                    12,882
                                              10,600    CBIZ, Inc. (a)                                                   77,380
                                               2,200    CDI Corp.                                                        45,562
                                               2,000    CRA International, Inc. (a)                                      95,320
                                               3,900    Casella Waste Systems, Inc. (a)                                  40,326
                                               1,900    Central Parking Corp.                                            31,350
                                               4,600    Chemed Corp.                                                    148,396
                                               3,900    Clark, Inc.                                                      43,953
                                               2,900    CoStar Group, Inc. (a)                                          119,828
                                               7,600    Cogent, Inc. (a)                                                104,348
                                               6,300    Coinmach Service Corp. Class A                                   62,559
                                               4,900    Coinstar, Inc. (a)                                              141,022
                                               1,200    Cornell Cos., Inc. (a)                                           20,736
                                               5,600    Cross Country Healthcare, Inc. (a)                               95,200
                                               5,100    Diamond Management & Technology Consultants, Inc. (a)            56,814
                                               4,100    DynCorp. International, Inc. (a)                                 51,619
                                               3,800    Exponent, Inc. (a)                                               63,346
                                               7,000    FTI Consulting, Inc. (a)                                        175,420
                                               1,300    First Advantage Corp. Class A (a)                                27,118
                                               5,300    First Consulting Group, Inc. (a)                                 51,675
                                               2,400    Forrester Research, Inc. (a)                                     63,144
                                               3,700    G&K Services, Inc. Class A                                      134,791
                                               2,300    The Geo Group, Inc. (a)                                          97,175
                                               4,600    Gevity HR, Inc.                                                 104,788
                                              12,000    Harris Interactive, Inc. (a)                                     73,200
                                               3,200    Heidrick & Struggles International, Inc. (a)                    115,200
                                               6,500    Home Solutions of America, Inc. (a)                              35,620
                                               4,300    Hudson Highland Group, Inc. (a)                                  42,140
                                               1,000    ICT Group, Inc. (a)                                              31,470
                                              19,300    IKON Office Solutions, Inc.                                     259,392
                                               6,200    Jackson Hewitt Tax Service, Inc.                                186,062
                                               3,500    Kelly Services, Inc. Class A                                     95,935
                                               2,800    Kenexa Corp. (a)                                                 70,616
                                               5,100    Kforce, Inc. (a)                                                 60,843
                                               3,300    The Knot, Inc. (a)                                               73,029
                                               7,400    Korn/Ferry International (a)                                    154,956
                                               9,600    Labor Ready, Inc. (a)                                           152,928
                                               4,800    Lightbridge, Inc. (a)                                            56,256
                                               1,400    Liquidity Services, Inc. (a)                                     21,826
                                               3,800    MAXIMUS, Inc.                                                    99,180
                                              18,100    MPS Group, Inc. (a)                                             273,491
                                               2,700    Midas, Inc. (a)                                                  55,836
                                               2,200    Monro Muffler, Inc.                                              74,822
                                               7,500    Navigant Consulting, Inc. (a)                                   150,450

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               8,400    Net 1 UEPS Technologies, Inc. (a)                         $     192,024
                                               2,300    Netratings, Inc. (a)                                             32,729
                                               4,400    On Assignment, Inc. (a)                                          43,164
                                               9,400    PHH Corp. (a)                                                   257,560
                                               3,200    People Support, Inc. (a)                                         59,200
                                               2,900    Perficient, Inc. (a)                                             45,472
                                               1,800    Pre-Paid Legal Services, Inc.                                    71,406
                                               2,100    The Providence Service Corp. (a)                                 57,939
                                               8,000    Regis Corp.                                                     286,800
                                               8,400    Resources Connection, Inc. (a)                                  225,036
                                               5,200    Rollins, Inc.                                                   109,772
                                               8,600    Sirva, Inc. (a)                                                  22,876
                                               9,700    Sitel Corp. (a)                                                  29,197
                                               6,000    Source Interlink Cos., Inc. (a)                                  57,000
                                              10,000    Spherion Corp. (a)                                               71,500
                                                 500    Standard Parking Corp. (a)                                       15,690
                                               2,000    Startek, Inc.                                                    24,940
                                              10,700    Synagro Technologies, Inc.                                       45,154
                                               5,700    TeleTech Holdings, Inc. (a)                                      89,091
                                              10,100    Tetra Tech, Inc. (a)                                            175,942
                                                 500    Travelzoo, Inc. (a)                                              14,410
                                               1,700    Unifirst Corp.                                                   53,108
                                               1,300    Vertrue, Inc. (a)                                                51,116
                                               3,900    Viad Corp.                                                      138,099
                                               1,500    Volt Information Sciences, Inc. (a)                              53,325
                                               7,800    Waste Connections, Inc. (a)                                     295,698
                                                 700    Waste Industries USA, Inc.                                       18,921
                                               4,733    Waste Services, Inc. (a)                                         43,260
                                               7,400    Watson Wyatt Worldwide, Inc.                                    302,808
                                               9,900    Wireless Facilities, Inc. (a)                                    21,186
                                               4,800    World Fuel Services Corp.                                       194,160
                                                                                                                  -------------
                                                                                                                      7,755,010
-------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                5,400    American Commercial Lines, Inc. (a)                             321,030
                                               2,800    Gulfmark Offshore, Inc. (a)                                      89,152
                                               2,500    Horizon  Lines, Inc. Class A                                     41,750
                                               2,100    Maritrans, Inc.                                                  76,860
                                               1,900    Star Maritime Acquisition Corp. (a)                              18,259
                                                                                                                  -------------
                                                                                                                        547,051
-------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.6%                                   1,700    CROCS, Inc. (a)                                                  57,715
                                               2,800    DSW, Inc. Class A (a)                                            88,200
                                               1,900    Deckers Outdoor Corp. (a)                                        89,908
                                               7,500    The Finish Line, Inc. Class A                                    94,650
                                               6,200    Iconix Brand Group, Inc. (a)                                     99,820
                                               4,500    K-Swiss, Inc. Class A                                           135,270
                                               1,600    Kenneth Cole Productions, Inc. Class A                           38,992
                                               1,500    Shoe Carnival, Inc. (a)                                          37,830
                                               1,900    Skechers U.S.A., Inc. Class A (a)                                44,669
                                               3,700    Steven Madden Ltd.                                              145,188
                                               6,400    Stride Rite Corp.                                                89,344
                                               8,800    Timberland Co. Class A (a)                                      253,176

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                                 300    Weyco Group, Inc.                                         $       6,711
                                               9,800    Wolverine World Wide, Inc.                                      277,438
                                                                                                                  -------------
                                                                                                                      1,458,911
-------------------------------------------------------------------------------------------------------------------------------
Steel - 0.6%                                  19,300    AK Steel Holding Corp. (a)                                      234,302
                                               8,000    Chaparral Steel Co. (a)                                         272,480
                                               4,300    Gibraltar Industries, Inc.                                       95,374
                                               1,500    Olympic Steel, Inc.                                              37,290
                                               6,300    Oregon Steel Mills, Inc. (a)                                    307,881
                                               4,000    Schnitzer Steel Industries, Inc. Class A                        126,160
                                                 100    Shiloh Industries, Inc. (a)                                       1,348
                                               2,000    Steel Technologies, Inc.                                         39,260
                                               1,900    Wheeling-Pittsburgh Corp. (a)                                    32,509
                                              12,700    Worthington Industries, Inc.                                    216,662
                                                                                                                  -------------
                                                                                                                      1,363,266
-------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                   2,000    Imperial Sugar Co. New Shares                                    62,240
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.8%           27,900    Andrew Corp. (a)                                                257,517
                                              18,800    Arris Group, Inc. (a)                                           215,448
                                               2,900    Audiovox Corp. Class A (a)                                       40,368
                                               7,500    Belden CDT, Inc.                                                286,725
                                               8,300    C-COR, Inc. (a)                                                  71,214
                                               3,800    CalAmp Corp. (a)                                                 23,142
                                               9,600    Interdigital Communications Corp. (a)                           327,360
                                               7,100    Mastec, Inc. (a)                                                 78,597
                                               8,300    Plantronics, Inc.                                               145,499
                                              15,300    Polycom, Inc. (a)                                               375,309
                                              19,600    Powerwave Technologies, Inc. (a)                                148,960
                                               3,200    Radyne Corp. (a)                                                 39,168
                                               8,000    Symmetricom, Inc. (a)                                            64,560
                                                                                                                  -------------
                                                                                                                      2,073,867
-------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.0%                        8,400    Interface, Inc. Class A (a)                                     108,192
-------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.8%          8,500    Carter's, Inc. (a)                                              224,315
                                               1,400    Cherokee, Inc.                                                   51,254
                                               2,300    Columbia Sportswear Co. (a)                                     128,409
                                               3,700    Guess?, Inc. (a)                                                179,561
                                               5,500    Hartmarx Corp. (a)                                               37,235
                                               4,500    Kellwood Co.                                                    129,735
                                               2,600    Maidenform Brands, Inc. (a)                                      50,180
                                               2,700    Oxford Industries, Inc.                                         115,857
                                               1,300    Perry Ellis International, Inc. (a)                              40,144
                                               9,700    Phillips-Van Heusen Corp.                                       405,169
                                              21,400    Quiksilver, Inc. (a)                                            260,010
                                               2,300    True Religion Apparel, Inc. (a)                                  48,553
                                               3,600    Under Armour, Inc. Class A (a)                                  144,072
                                               8,300    The Warnaco Group, Inc. (a)                                     160,522
                                                                                                                  -------------
                                                                                                                      1,975,016
-------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                          2,000    Bandag, Inc.                                                     82,080
                                              10,800    Cooper Tire & Rubber Co.                                        108,648
                                               2,800    Titan International, Inc.                                        50,624
                                                                                                                  -------------
                                                                                                                        241,352
-------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                16,600    Alliance One International, Inc. (a)                      $      68,060
                                               2,700    Schweitzer-Mauduit International, Inc.                           51,246
                                               4,500    Universal Corp.                                                 164,385
                                               6,920    Vector Group Ltd.                                               112,234
                                                                                                                  -------------
                                                                                                                        395,925
-------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                    4,800    Jakks Pacific, Inc. (a)                                          85,584
                                               6,000    Leapfrog Enterprises, Inc. (a)                                   47,580
                                               8,300    Marvel Entertainment, Inc. (a)                                  200,362
                                                                                                                  -------------
                                                                                                                        333,526
-------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%            4,000    Celadon Group, Inc. (a)                                          66,560
                                               1,400    Dynamex, Inc. (a)                                                29,050
                                               7,000    HUB Group, Inc. Class A (a)                                     159,460
                                               6,600    Pacer International, Inc.                                       183,216
                                               2,600    Saia, Inc. (a)                                                   84,760
                                               1,600    US Xpress Enterprises, Inc. Class A (a)                          37,040
                                                                                                                  -------------
                                                                                                                        560,086
-------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                                4,400    Arkansas Best Corp.                                             189,332
                                               5,500    Forward Air Corp.                                               181,995
                                              10,600    Heartland Express, Inc.                                         166,208
                                              10,050    Knight Transportation, Inc.                                     170,347
                                               2,700    Marten Transport Ltd. (a)                                        46,143
                                               4,950    Old Dominion Freight Line, Inc. (a)                             148,649
                                                 300    PAM Transportation Services (a)                                   7,518
                                                 100    Patriot Transportation Holding, Inc. (a)                          7,556
                                                 800    Quality Distribution, Inc. (a)                                   11,776
                                               1,500    USA Truck, Inc. (a)                                              28,575
                                               1,100    Universal Truckload Services, Inc. (a)                           28,567
                                               9,000    Werner Enterprises, Inc.                                        168,390
                                                                                                                  -------------
                                                                                                                      1,155,056
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%             9,600    Mediacom Communications Corp. Class A (a)                        68,352
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.5%                   4,400    Allete, Inc.                                                    191,180
                                               8,600    Avista Corp.                                                    203,648
                                               5,800    Black Hills Corp.                                               194,938
                                               2,800    CH Energy Group, Inc.                                           144,116
                                               8,800    Cleco Corp.                                                     222,112
                                              15,830    Duquesne Light Holdings, Inc.                                   311,218
                                               8,500    El Paso Electric Co. (a)                                        189,890
                                               5,300    The Empire District Electric Co.                                118,614
                                               7,500    IDACORP, Inc.                                                   283,575
                                               2,500    ITC Holdings Corp.                                               78,000
                                               3,600    MGE Energy, Inc.                                                116,568
                                               6,800    NorthWestern Corp.                                              237,864
                                               5,200    Otter Tail Corp.                                                152,048
                                              12,100    PNM Resources, Inc.                                             333,597
                                               2,800    Pike Electric Corp. (a)                                          41,720
                                               4,700    Portland General Electric Co.                                   114,727
                                               4,333    UIL Holdings Corp.                                              162,488
                                               6,200    Unisource Energy Corp.                                          206,646
                                              15,300    Westar Energy, Inc.                                             359,703
                                                                                                                  -------------
                                                                                                                      3,662,652
-------------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.9%             2,800    Cascade Natural Gas Corp.                                 $      73,052
                                               1,700    EnergySouth, Inc.                                                57,375
                                               3,700    The Laclede Group, Inc.                                         118,696
                                               4,900    New Jersey Resources Corp.                                      241,570
                                               7,800    Nicor, Inc.                                                     333,528
                                               4,800    Northwest Natural Gas Co.                                       188,544
                                               6,700    Peoples Energy Corp.                                            272,355
                                              13,400    Piedmont Natural Gas Co.                                        339,154
                                               5,100    South Jersey Industries, Inc.                                   152,541
                                               7,000    Southwest Gas Corp.                                             233,240
                                               8,600    WGL Holdings, Inc.                                              269,524
                                                                                                                  -------------
                                                                                                                      2,279,579
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%               65,500    Aquila, Inc. (a)                                                283,615
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.1%           7,400    Alaska Communications Systems Group, Inc.                        98,198
                                                 400    Atlantic Tele-Network Inc.                                        7,392
                                               3,400    CT Communications, Inc.                                          73,848
                                               3,900    Centennial Communications Corp.                                  20,787
                                              43,200    Cincinnati Bell, Inc. (a)                                       208,224
                                               3,800    Commonwealth Telephone Enterprises, Inc.                        156,674
                                               4,000    Consolidated Communications Holdings, Inc.                       74,840
                                              26,000    Dobson Communications Corp. Class A (a)                         182,260
                                               1,600    Eschelon Telecom, Inc. (a)                                       27,184
                                               4,800    FairPoint Communications, Inc.                                   83,520
                                              21,510    FiberTower Corp. (a)                                            203,270
                                               9,400    General Communication Inc. Class A (a)                          116,466
                                               3,800    Golden Telecom, Inc. (b)                                        114,950
                                               2,900    iPCS, Inc. (a)                                                  155,295
                                               9,300    IDT Corp. Class B (a)                                           134,106
                                               5,500    Iowa Telecommunications Services, Inc.                          108,845
                                               2,600    NTELOS Holdings Corp. (a)                                        33,202
                                               2,500    North Pittsburgh Systems, Inc.                                   62,925
                                              12,600    Premiere Global Services, Inc. (a)                              109,368
                                               5,100    RCN Corp. (a)                                                   144,330
                                               1,200    Shenandoah Telecom Co.                                           52,164
                                               2,600    SureWest Communications                                          50,622
                                               5,200    Talk America Holdings, Inc. (a)                                  49,400
                                              22,030    Time Warner Telecom, Inc. Class A (a)                           418,790
                                               4,800    USA Mobility, Inc.                                              109,632
                                                                                                                  -------------
                                                                                                                      2,796,292
-------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.1%                        3,000    American States Water Co.                                       114,750
                                               3,000    California Water Service Group                                  110,790
                                               2,600    SJW Corp.                                                        77,766
                                               3,965    Southwest Water Co.                                              48,492
                                                                                                                  -------------
                                                                                                                        351,798
-------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%         5,600    Central European Distribution Corp. (a)                         131,096
-------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                             8,830    Brightpoint, Inc. (a)                                           125,563
                                               7,800    LKQ Corp. (a)                                                   171,366
                                                 700    MWI Veterinary Supply, Inc. (a)                                  23,471
                                               5,800    Prestige Brands Holdings, Inc. (a)                               64,612

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2006

                                              Shares
Industry                                        Held    Common Stocks                                                 Value
-------------------------------------------------------------------------------------------------------------------------------
                                               5,500    United Stationers, Inc. (a)                               $     255,805
                                                                                                                  -------------
                                                                                                                        640,817
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost - $220,397,304) - 89.4%                               222,443,608
-------------------------------------------------------------------------------------------------------------------------------

                                              Shares
                                                Held    Mutual Funds
-------------------------------------------------------------------------------------------------------------------------------
                                               3,000    Gladstone Capital Corp.                                          66,030
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Mutual Funds (Cost - $77,951) - 0.0%                       66,030
-------------------------------------------------------------------------------------------------------------------------------

                                                Face
                                              Amount    Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 10.9%                    $27,196,910    State Street Bank & Trust Co., 4.25%
                                                        due 10/02/2006                                               27,196,910
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost - $27,196,910) - 10.9%                                 27,196,910
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments
                                                        (Cost - $247,672,165) - 100.3%                              249,706,548
-------------------------------------------------------------------------------------------------------------------------------

                                           Number of
                                           Contracts    Options Written
-------------------------------------------------------------------------------------------------------------------------------
Call Options Written                             625    Russell 2000 Index, expiring October 2006 at USD 730           (762,500)
                                               1,000    Russell 2000 Index, expiring October 2006 at USD 740           (750,000)
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Options Written
                                                        (Premiums Received - $2,615,625) - (0.6%)                    (1,512,500)
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments, Net of Options Written
                                                        (Cost - $245,056,540*) - 99.7%                              248,194,048

                                                        Other Assets Less Liabilities - 0.3%                            703,380
                                                                                                                  -------------
                                                        Net Assets - 100.0%                                       $ 248,897,428
                                                                                                                  =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 243,724,002
                                                                  =============
      Gross unrealized appreciation                               $   9,465,854
      Gross unrealized depreciation                                  (4,995,808)
                                                                  -------------
      Net unrealized appreciation                                 $   4,470,046
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration        Face        Unrealized
      Contracts        Issue              Date           Value      Appreciation
      --------------------------------------------------------------------------
          65     Russell 2000 Index   December 2006   $23,218,976   $    574,274
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    ---------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ---------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Small Cap Premium & Dividend Income Fund Inc.

Date: November 17, 2006